                                                     Registration Nos.  33-43390
                                                                       811-02441


                As filed with the Commission on April 26, 2001

               ________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.  ____               _____
     Post-Effective Amendment No.  19                  X
                                  ----               -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  91                                 X
                   ----                              -----


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              2727-A Allen Parkway
                           Houston, Texas  77019-2191
        (Address of Depositor's Principal Executive Officers) (Zip Code)
                                 (713) 831-1230
              (Depositor's Telephone Number, including Area Code)


                                Pauletta P. Cohn
                             Deputy General Counsel
                        American General Life Companies
                   2929 Allen Parkway, Houston, Texas  77019
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

     [_]   Immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]   On May 1, 2001 pursuant to paragraph (b) of Rule 485
     [_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]   On _____________________ pursuant to paragraph (a)(1) of Rule 485
     [_] 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts.

                                GENERATIONS(TM)
                FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                     DEFERRED ANNUITY CONTRACTS OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
       1-800-200-3883; 1-281-878-7409; HEARING IMPAIRED:  1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus.

You may use American General Life Insurance Company Separate Account D ("the Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the Van Kampen Life Investment Trust - Class I Shares ("LIT" or "Trust") and The Universal Institutional Funds, Inc. ("Fund" or "UIF"):

 .  Van Kampen Life Investment Trust -    .  The Universal Institutional Funds,
   Class I Shares                           Inc.
   .  Domestic Income Portfolio             .  Emerging Markets Equity Portfolio
   .  Emerging Growth Portfolio             .  Equity Growth Portfolio
   .  Enterprise Portfolio                  .  Global Value Equity Portfolio
   .  Government Portfolio                  .  International Magnum Portfolio
   .  Growth and Income Portfolio           .  U.S. Real Estate Portfolio
   .  Money Market Portfolio                .  Fixed Income Portfolio
   .  Strategic Stock Portfolio             .  High Yield Portfolio
                                            .  Mid Cap Value Portfolio
                                            .  Value Portfolio

Effective with the date of this prospectus, the Global Equity Portfolio changed its name to the Global Value Equity Portfolio.

Effective with the date of this prospectus, the Asian Equity Division of the Separate Account, funded by the Asian Equity Portfolio, is closed. Any Account Value you may have had in the Asian Equity Division, prior to the date of this prospectus, was moved into the Global Value Equity Division, pursuant to a Securities and Exchange Commission ("SEC") order of substitution.

You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement") dated May 1, 2001. We have filed the Statement with the SEC and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 60 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019. The telephone number is 1-800-200-3883. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE ANNUITY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

This Prospectus is valid only if you also receive current fund prospectuses of the Van Kampen Life Investment Trust - Class I Shares and The Universal Institutional Funds, Inc.

                     This Prospectus is dated May 1, 2001.

                               TABLE OF CONTENTS
                               -----------------

DEFINITIONS...................................................................................    6

FEE TABLE.....................................................................................    9

SUMMARY OF CONTRACT PROVISIONS................................................................   12
    Minimum Investment Requirements...........................................................   12
    Purchase Payment Accumulation.............................................................   12
    Fixed and Variable Annuity Payments.......................................................   13
    Changes in Allocations Among Divisions and Guarantee Periods..............................   13
    Surrenders and Withdrawals................................................................   13
    Cancellation Rights.......................................................................   14
    Death Proceeds............................................................................   14
    Limitations Imposed by Retirement Plans and Employers.....................................   14
    Communications to Us......................................................................   14
    Financial and Performance Information.....................................................   15
    Other Information.........................................................................   17

SELECTED ACCUMULATION UNIT DATA (UNAUDITED)...................................................   17

FINANCIAL INFORMATION.........................................................................   18

AGL...........................................................................................   19

SEPARATE ACCOUNT D............................................................................   19

THE SERIES....................................................................................   20
    Voting Privileges.........................................................................   22

THE FIXED ACCOUNT.............................................................................   23
    Guarantee Periods.........................................................................   24
    Crediting Interest........................................................................   24
    New Guarantee Periods.....................................................................   25

CONTRACT ISSUANCE AND PURCHASE PAYMENTS.......................................................   26
    Minimum Requirements......................................................................   26
    Payments..................................................................................   27

OWNER ACCOUNT VALUE...........................................................................   27
    Variable Account Value....................................................................   27
    Fixed Account Value.......................................................................   28


TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
    WITHDRAWAL OF OWNER ACCOUNT VALUE.........................................................   29
    Transfers.................................................................................   29
    Automatic Rebalancing.....................................................................   31
    Surrenders................................................................................   31
    Partial Withdrawals.......................................................................   32

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS....................................................   33
    Annuity Commencement Date.................................................................   33
    Application of Owner Account Value........................................................   33
    Fixed and Variable Annuity Payments.......................................................   33
    Annuity Payment Options...................................................................   34
    Election of Annuity Payment Option........................................................   35
    Available Annuity Payment Options.........................................................   36
    Transfers.................................................................................   37

DEATH PROCEEDS................................................................................   38
    Death Proceeds Before the Annuity Commencement Date.......................................   38
    Death Proceeds After the Annuity Commencement Date........................................   40
    Proof of Death............................................................................   40

CHARGES UNDER THE CONTRACTS...................................................................   41
    Premium Taxes.............................................................................   41
    Surrender Charge..........................................................................   41
    Special Surrender Charge Rules for Contracts bought after October 1, 1998.................   44
    Transfer Charges..........................................................................   44
    Annual Contract Fee.......................................................................   45
    Charge to the Separate Account............................................................   45
    Miscellaneous.............................................................................   45
    Systematic Withdrawal Plan................................................................   46
    One-Time Reinstatement Privilege..........................................................   46
    Reduction in Surrender Charges or Administrative Charges..................................   46

LONG-TERM CARE AND TERMINAL ILLNESS...........................................................   46
    Long-Term Care............................................................................   47
    Terminal Illness..........................................................................   47

OTHER ASPECTS OF THE CONTRACTS................................................................   47
    Owners, Annuitants, and Beneficiaries; Assignments........................................   47
    Reports...................................................................................   48
    Rights Reserved by Us.....................................................................   48
    Payment and Deferment.....................................................................   49

FEDERAL INCOME TAX MATTERS....................................................................   50


    General...................................................................................   50
    Non-Qualified Contracts...................................................................   50
    Individual Retirement Annuities ("IRAs")..................................................   52
    Roth IRAs.................................................................................   55
    Simplified Employee Pension Plans.........................................................   55
    Simple Retirement Accounts................................................................   55
    Other Qualified Plans.....................................................................   56
    Private Employer Unfunded Deferred Compensation Plans.....................................   57
    Federal Income Tax Withholding and Reporting..............................................   57
    Taxes Payable by AGL and the Separate Account.............................................   58
    Diversification Requirements..............................................................   58

DISTRIBUTION ARRANGEMENTS.....................................................................   59

SERVICES AGREEMENTS...........................................................................   59

LEGAL MATTERS.................................................................................   60

OTHER INFORMATION ON FILE.....................................................................   60

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...............................................   60

                                  DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of the Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as Annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-200-3883 or 281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the Van Kampen Life Investment Trust -Class I Shares or The Universal Institutional Funds, Inc.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Synopsis of Contract Provisions - Communications to Us.") You must use special forms your sales representative or we provide to elect an Annuity Payment Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

TRANSACTION CHARGES

  Front-End Sales Charge Imposed on Purchases.......................   0%

  Maximum Surrender Charge/1/
   (computed as a percentage of purchase payments surrendered)......   6%

  Transfer Fee...................................................... $25/2/

ANNUAL CONTRACT FEE/3/.............................................. $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY VARIABLE ACCOUNT VALUE)

  Mortality and Expense Risk Charge.................................  1.25%

  Administrative Expense Charge.....................................  0.15%

  Total Separate Account Annual Expenses............................  1.40%





-----------------------
/1/ This charge does not apply or is reduced under certain circumstances.  See
    "Surrender Charge."

/2/ You may make up to 12 transfers each Contract Year before the Annuity
    Commencement Date without charge, but each additional transfer will be subject to a $25 charge.

/3/ This charge does not apply during the Annuity Period.

The Year 2000 Series' Annual Expenses/1,2 / (as a percentage of average net assets)

                                   MANAGEMENT         OTHER            ANNUAL
                                   FEES AFTER        EXPENSES         EXPENSES
                                    EXPENSE       AFTER EXPENSE    AFTER EXPENSE
                                 REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
                                 --------------   --------------   --------------
LIT Domestic Income/3/                0.00%            0.62%            0.62%
LIT Emerging Growth                   0.70%            0.05%            0.75%
LIT Enterprise                        0.50%            0.10%            0.60%
LIT Government                        0.31%            0.29%            0.60%
LIT Growth and Income                 0.55%            0.20%            0.75%
LIT Money Market/4/                   0.14%            0.47%            0.61%
LIT Strategic Stock/4/                0.13%            0.53%            0.66%
UIF Emerging Markets Equity           1.09%            0.71%            1.80%
UIF Equity Growth                     0.48%            0.37%            0.85%
UIF Global Value Equity               0.52%            0.63%            1.15%
UIF International Magnum              0.50%            0.68%            1.18%
UIF U.S. Real Estate                  0.74%            0.36%            1.10%
UIF Fixed Income                      0.21%            0.49%            0.70%
UIF High Yield                        0.26%            0.54%            0.80%
UIF Mid Cap Value                     0.53%            0.52%            1.05%
UIF Value                             0.31%            0.54%            0.85%

______________________________

/1/ The Series' advisers have entered into administrative services agreements with AGL. The advisers pay fees to AGL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

/2/ Management fees and other expenses would have been the percentages shown in the following table without certain voluntary expense reimbursements from the investment adviser. The adviser may terminate reimbursements at any time.

                                 MANAGEMENT      OTHER     TOTAL ANNUAL
                                    FEES       EXPENSES      EXPENSES
                                 -----------   ---------   -------------
LIT Domestic Income                 0.50%       0.94%         1.44%
LIT Government                      0.50%       0.29%         0.79%
LIT Growth and Income               0.60%       0.20%         0.80%
LIT Money Market                    0.50%       0.47%         0.97%
LIT Strategic Stock                 0.50%       0.53%         1.03%
UIF Emerging Markets Equity         1.25%       0.71%         1.96%
UIF Equity Growth                   0.55%       0.37%         0.92%
UIF Global Value Equity             0.80%       0.63%         1.43%
UIF International Magnum            0.80%       0.68%         1.48%
UIF U.S. Real Estate                0.80%       0.36%         1.16%
UIF Fixed Income                    0.40%       0.49%         0.89%
UIF High Yield                      0.50%       0.54%         1.04%
UIF Mid Cap Value                   0.75%       0.52%         1.27%
UIF Value                           0.55%       0.54%         1.09%

/3/ The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the year ended December 31, 2000.

/4/ The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended December 31, 2000.

EXAMPLE: The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge)*, and if you assume a 5% annual return on assets. This Example assumes the continuation of any voluntary expense reimbursements described in the Series' Annual Expenses.


IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES      1 YEAR   3 YEARS    5 YEARS    10 YEARS
------------------------------      ------   -------    -------    --------
LIT Domestic Income                    $81      $111      $148       $241
LIT Emerging Growth                    $83      $114      $155       $255
LIT Enterprise                         $81      $110      $147       $239
LIT Government                         $81      $110      $147       $239
LIT Growth and Income                  $83      $114      $155       $255
LIT Money Market                       $81      $110      $148       $240
LIT Strategic Stock                    $82      $112      $150       $246
UIF Emerging Markets Equity            $93      $146      $207       $357
UIF Equity Growth                      $84      $118      $160       $265
UIF Global Value Equity                $87      $127      $175       $295
UIF International Magnum               $87      $127      $177       $298
UIF U.S. Real Estate                   $86      $125      $173       $290
UIF Fixed Income                       $82      $113      $152       $250
UIF High Yield                         $83      $116      $158       $260
UIF Mid Cap Value                      $86      $124      $170       $285
UIF Value                              $84      $118      $160       $265


EXAMPLE: the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable)*, and if you assume a 5% annual return on assets. This Example assumes the continuation of any voluntary expense The following expenses would apply to a $1,000 investment at the end of reimbursements described in the Series' Annual Expenses.



IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES      1 YEAR   3 YEARS    5 YEARS   10 YEARS
------------------------------      ------   -------    -------   --------
LIT Domestic Income                    $21      $ 66      $112       $241
LIT Emerging Growth                    $23      $ 69      $119       $255
LIT Enterprise                         $21      $ 65      $111       $239
LIT Government                         $21      $ 65      $111       $239
LIT Growth and Income                  $23      $ 69      $119       $255
LIT Money Market                       $21      $ 65      $112       $240
LIT Strategic Stock                    $22      $ 67      $114       $246
UIF Emerging Markets Equity            $33      $101      $171       $357
UIF Equity Growth                      $24      $ 73      $124       $265
UIF Global Value Equity                $27      $ 82      $139       $295
UIF International Magnum               $27      $ 82      $141       $298
UIF U.S. Real Estate                   $26      $ 80      $137       $290
UIF Fixed Income                       $22      $ 68      $116       $250
UIF High Yield                         $23      $ 71      $122       $260
UIF Mid Cap Value                      $26      $ 79      $134       $285
UIF Value                              $24      $ 73      $124       $265

* See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The examples assume an estimated average Account Value of $40,000 for each of the Divisions.


                         SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus. The purpose of the Contracts is to provide retirement benefits through

     .    the accumulation of purchase payments on a fixed or variable basis;
          and

     . the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000 if you are buying a Qualified Contract, and $5,000 if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the LIT Money Market Division) or Guarantee Period under your Contract to the LIT Money Market Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHTS

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     .    your Account Value; and

     .    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity payment options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL and Separate Account D in the Statement of Additional Information (see "Contents of Statement of Additional Information.") The Separate Account financial statements include information about the Divisions that invest in the Trust and the Fund.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions.
This information may include "average annual total return," "total return," and "cumulative total return." The LIT Domestic Income Division, the LIT Government Division, and the LIT Growth and Income Division may also advertise "yield."
The LIT Money Market Division may advertise "yield" and "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in the value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the LIT Money Market Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the LIT Money Market Division similarly, but include the increase due to assumed compounding. The LIT Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

     .    the Mortality and Expense Risk Charge,

     .    the Administrative Expense Charge,

     . the applicable Surrender Charge that may be charged at the end of the period in question; and

     .    a prorated portion of the Annual Contract Fee.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and thus may be higher than if such charge were deducted. Total return and cumulative total return figures also do not reflect deduction of the Annual Contract Fee.

Division Performance. The investment performance for each Division that invests in a corresponding Series will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the investment experience of the Series of the Funds appears in the prospectuses of the Fund.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by Fitch, Inc. This rating is an assessment of a company's insurance claims-paying ability. Fitch, Inc.'s ratings range from AAA to CCC.

Current ratings from A.M. Best, Standard & Poor's, and Fitch, Inc. may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings.

The ratings from A.M. Best, Standard & Poor's, and Fitch, Inc. reflect the claims-paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following table shows the Accumulation Unit value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit value and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.


                                 ACCUMULATION    ACCUMULATION   ACCUMULATION   ACCUMULATION   ACCUMULATION
                                  UNIT VALUES    UNIT VALUES    UNIT VALUES    UNIT VALUES    UNIT VALUES
                                 (BEGINNING OF        AT             AT             AT             AT
DIVISION                          PERIOD)/1/         12/31/97       12/31/98       12/31/99       12/31/00
----------                       -------------     ----------     ----------     ----------     ----------
LIT Domestic Income                 $ 8.951759     $ 9.781081     $10.315892     $ 9.958590     $10.422580
LIT Emerging Growth                 $ 7.012841     $ 7.942509     $10.774584     $21.717019     $19.241027
LIT Enterprise                      $14.101272     $17.240471     $21.251692     $26.375512     $22.203109
LIT Government                      $ 8.702150     $ 9.402347     $10.069069     $ 9.596172     $10.637094
LIT Growth and Income               $ 4.940321     $ 5.889714     $ 6.947234     $ 7.741113     $ 9.110455
LIT Money Market                    $ 7.771505     $ 8.010579     $ 8.297154     $ 8.562230     $ 8.945244
LIT Strategic Stock                 $ 5.000000     $ 5.113696     $ 5.874906     $ 5.766543     $ 6.153293
UIF Asian Equity/2/                 $ 5.227120     $ 2.866335     $ 2.644425     $ 4.689485     $ 2.565541
UIF Emerging Markets Equity         $ 5.055192     $ 4.592849     $ 3.434261     $ 6.627577     $ 3.972896
UIF Equity Growth                   $ 4.960272     $ 6.241285     $ 7.341937     $10.096795     $ 8.787245
UIF Global Value Equity             $ 4.982000     $ 5.905700     $ 6.607712     $ 6.783431     $ 7.455825
UIF International Magnum            $ 5.061205     $ 5.318456     $ 5.715332     $ 7.056344     $ 6.092339
UIF U.S. Real Estate/3/             $ 7.469787     $ 8.930383     $ 7.783444     $ 7.416938     $ 9.364593
UIF Fixed Income                    $ 5.003078     $ 5.408434     $ 5.754670     $ 5.582715     $ 6.115556
UIF High Yield                      $ 5.051645     $ 5.574231     $ 5.760334     $ 6.084287     $ 5.364498
UIF Mid Cap Value                   $ 5.001685     $ 6.585704     $ 7.527388     $ 8.916204     $ 9.738081
UIF Value                           $ 4.944849     $ 5.801721     $ 5.599234     $ 5.421651     $ 6.680654

                                 ACCUMULATION    ACCUMULATION    ACCUMULATION    ACCUMULATION
                                     UNITS           UNITS           UNITS           UNITS
                                  OUTSTANDING     OUTSTANDING     OUTSTANDING     OUTSTANDING
DIVISION                          AT 12/31/97     AT 12/31/98     AT 12/31/99     AT 12/31/00
----------                       -------------   -------------   -------------   -------------
LIT Domestic Income                140,179.030     349,478.346     444,681.126     462,492.707
LIT Emerging Growth                627,503.779   1,387,157.729   2,666,685.028    3,109,933.72
LIT Enterprise                     436,617.612     981,102.075   1,410,215.575   1,622,847.307
LIT Government                      93,147.080     645,398.780     767,290.730     690,227.501
LIT Growth and Income            1,883,485.263   4,147,031.927   5,433,558.335   5,813,005.467
LIT Money Market                   195,357.851     396,621.092     959,626.899     551,454.120
LIT Strategic Stock                453,980.311   2,531,896.466   2,749,248.760   1,932,060.411
UIF Asian Equity/2/                 70,260.047     231,259.462     308,047.085     302,151.944
UIF Emerging Markets Equity        320,283.628     582,059.420     675,252.263     713,959.889
UIF Equity Growth                  848,910.769   2,137,697.309   2,585,231.406   2,600,272.876
UIF Global Value Equity            430,927.305   1,230,933.378   1,365,900.174   1,242,335.611
UIF International Magnum           968,270.623   1,565,948.526   1,447,995.815   1,370,364.520
UIF U.S. Real Estate/3/            226,773.370     637,896.039     497,669.105     447,150.974
UIF Fixed Income                   218,999.860     492,032.803     634,362.949     577,064.511
UIF High Yield                     533,823.765   1,359,950.410   1,596,774.639   1,495,578.925
UIF Mid Cap Value                1,004,597.420   2,433,905.631   2,439,321.278   2,289,685.029
UIF Value                        1,484,693.134   2,522,464.631   2,446,769.893   2,140,304.927

________________________________

/1/ The dates when the Divisions commenced operations are as follows: the LIT Growth and Income, UIF Emerging Markets Equity, UIF Equity Growth, and UIF Value Divisions, January 29, 1997; the LIT Emerging Growth and UIF Fixed Income Divisions, January 30, 1997; the LIT Enterprise, UIF U.S. Real Estate, UIF Global Value Equity, UIF High Yield, and UIF Mid Cap Value Divisions, February 5, 1997; the UIF International Magnum Division, February 10, 1997; the LIT Money Market Division, February 25, 1997; the LIT Government Division, March 3, 1997; the LIT Domestic Income Division, March 5, 1997; the UIF Asian Equity Division, June 13, 1997; LIT the Strategic Stock Division, November 3, 1997.

/2/ Effective May 1, 2001, the UIF Asian Equity Division of the Separate Account, funded by the UIF Asian Equity Portfolio, is closed. Any Account Value you may have had in the UIF Asian Equity Division, prior to this date, was moved into the UIF Global Value Equity Division of the Separate Account, pursuant to an SEC order of substitution.

/3 /Effective September 25, 2000, the LIT Morgan Stanley Real Estate Securities Portfolio (previously offered under the Contract) merged into the UIF U.S. Real Estate Portfolio. Accordingly, the LIT Morgan Stanley Real Estate Securities Division was renamed the UIF U.S. Real Estate Division. The Selected Accumulation Unit Data (Unaudited) for the Division through December 31, 1999, reflects units of the LIT Morgan Stanley Real Estate Securities Division.

                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of Separate Account D also appear in the Statement. They provide financial information about the Divisions which invest in the Series of the Trust and the Fund. (See "Contents of Statement of Additional Information.")


                                      AGL

AGL is a stock life insurance company which was organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

On March 11, 2001, American General Corporation, the parent of AGL, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation would become an indirect wholly-owned subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to shareholder and regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 13, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                               SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 88 Divisions, 16 of which are available under the Contracts offered by the Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

On September 25, 2000, the LIT Morgan Stanley Real Estate Securities Portfolio, a Series of the Van Kampen Life Investment Trust - Class I Shares, merged into the UIF U.S. Real Estate Portfolio, a Series of The Universal Institutional Funds, Inc. Accordingly, the LIT Morgan Stanley Real Estate Securities Division was renamed the UIF U.S. Real Estate Division. Additionally, effective with the date of this prospectus, the UIF Asian Equity Division of the Separate Account, funded by the UIF Asian Equity Portfolio, is closed. Any Account Value you may have had in the Asian Equity Division, prior to this date, was moved into the UIF Global Value Equity Division, pursuant to an SEC order of substitution.


                                   THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of seven separate investment Series of the Trust and nine separate Series of the Fund.

The Trust and the Fund offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Trust and the Fund also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust or the Fund could cause the contracts or Contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust or the Fund, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust or the Fund may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust or Fund shares. At the same time, the Trust's Board of Trustees, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

     Van Kampen Life Investment Trust - Class I Shares
     -------------------------------------------------

          Domestic Income Portfolio
          Emerging Growth Portfolio
          Enterprise Portfolio
          Government Portfolio
          Growth and Income Portfolio
          Money Market Portfolio
          Strategic Stock Portfolio

Van Kampen Asset Management Inc. is the investment adviser of each Series of the Trust. Van Kampen Funds Inc. is the distributor of shares of each Series of the Trust.

The names of the Series of the Fund in which the available Divisions invest are as follows:

     The Universal Institutional Funds, Inc.
     ---------------------------------------

          Emerging Markets Equity Portfolio
          Equity Growth Portfolio
          Global Value Equity Portfolio
          International Magnum Portfolio
          U.S. Real Estate Portfolio
          Fixed Income Portfolio
          High Yield Portfolio
          Mid Cap Value Portfolio
          Value Portfolio

Morgan Stanley Asset Management is the investment adviser of the UIF U.S. Real Estate Portfolio, UIF Emerging Markets, UIF Equity, Equity Growth, UIF Global Value Equity, and UIF International Magnum Portfolios. (On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. The investment adviser continues to use the name Morgan Stanley Asset Management, in some instances.) Miller Anderson & Sherrerd, LLP is the investment adviser of the UIF Fixed Income, UIF High Yield, UIF Mid Cap Value and UIF Value Portfolios. Morgan Stanley & Co. Incorporated is the distributor of shares of each Series of the Fund.

The investment advisers and the distributors are all wholly-owned subsidiaries of Morgan Stanley Dean Witter & Co. Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services.

Before selecting any Division, you should carefully read the prospectus. The prospectus provides more complete information about the Series in which that Division invests, including investment objectives and policies, charges and expenses.

You can find information about the Series investment performance and the experience of the investment advisers to the Series of the Trust and the Fund in the prospectuses for the Trust and the Fund. You may obtain additional copies of a prospectus by contacting AGL's Home Office at the addresses and phone numbers on the first page of this Prospectus. When making your request, please indicate the names of the Series in which you are interested.

High yielding fixed-income securities, such as those in which the LIT Domestic Income Portfolio and the UIF High Yield Portfolio invest, are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. You should carefully read about these Series in the Trust and Fund prospectuses and related statements of additional information and consider your ability to assume the risks of making an investment in the Divisions that invest in them.

The name of each Series of the Trust and the Fund describes its type (e.g., money market fund, growth and income fund, government fund, etc.), except for the UIF Enterprise Portfolio, the UIF Strategic Stock Portfolio, and the International Magnum Portfolio. The following are their fund types:

     . The LIT Enterprise Portfolio's investment objective is to seek capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation. There can be no assurance that the Portfolio will achieve its investment objective.

     . The LIT Strategic Stock Portfolio's investment objective is to seek an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. There can be no assurance that the Portfolio will achieve its investment objective.

     . The UIF International Magnum Portfolio is a mutual fund that seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index, including Japan, most nations in Western Europe, Australia, New Zealand and the more developed countries in Asia, such as Hong Kong and Singapore. There can be no assurance that the Portfolio will achieve its investment objective.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     .    You, as the Owner, before the Annuity Commencement Date; and

     .    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     .    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     .    For each Annuitant or payee during the Annuity Period, we will divide
          (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions; and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.


                               THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and

Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts.
Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we offer at the time.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a chosen Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

Proceeds from an exchange, rollover or transfer accrue interest if you allocate them to the Fixed Account within 60 days following the date of application for a Contract. We credit interest to such proceeds during the Guarantee Period chosen. We calculate interest at a rate that is the higher of: (1) the current interest rate we use on the date of application for the Guarantee Period selected; or (2) the current interest rate we use on the date we receive the proceeds. Proceeds that we receive more than 60 days after the date the application is signed will receive interest at the rate in effect on the date we receive the proceeds. The interest rate we use remains in effect for the duration of the applicable Guarantee Period.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum subsequent purchase payment is $100. We reserve the right to modify these minimums at our discretion.

Your application to purchase a Contract must be on a Written application that we provide and that you sign. AGL and American General Distributors, Inc., the distributor of the Contracts, may agree on a different medium or format for the application. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, then within two Valuation Dates after we receive the application we will either:

     . process the application, credit the purchase payment, and issue the Contract; or

     .    reject the application and return the purchase payment.

If you have not completed the application or have not completed it correctly, we will request additional documents or information. You must respond to our request within five Valuation Dates after we receive the application at our Home Office. Then we will process the application, credit the purchase payment, and issue the Contract within two Valuation Dates after we receive the additional materials.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Home Office, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made.

We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. (In New Jersey we are required to cancel the Contract.) We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer-sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.


                              OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in each Guarantee Period.

     . Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).

            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     . You may transfer your Account Value at any time among the available Divisions of the Separate Account and Guarantee Periods. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     . If a transfer causes your Account Value in any Division or Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or Guarantee Period in the same proportion as the transfer request.

     . You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     . You may transfer no more than 25% of the Account Value you allocated to a Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers (1) from the one-year Guarantee Period, (2) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (3) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions. By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Division only when the price is high. An automatic transfer plan does not guarantee a profit and it doesn't protect against a loss if market prices decline. You will select:

     .    the amount we are to transfer under the plan,

     . the frequency of the transfers -- either monthly, quarterly, semi-annually, or annually; and

     .    the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     .    make new purchase payments; and

     . who do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     .    not count towards the 12 free transfers each Contract Year,

     .    not incur a $25 charge,

     . not be subject to the 25% limitation on transfers from a Guarantee Period; and

     . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Privilege form and given it to us. The form provides certain rules about telephone transfers that you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     .    verification of the Contract number,

     .    verification of the identity of the caller,

     .    verification of both the Annuitant's and Owner's names; and

     .    a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-200-3883.

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of a Contract.

We will pay you the following upon full surrender:

     . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     .    minus any applicable Surrender Charge,

     .    minus any uncollected Contract Fee (see "Annual Contract Fee"); and

     .    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and Guarantee Periods, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer the remaining balance to the Money Market Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, unless it exceeds the surrender value of your Contract. In that case, we pay the surrender value of your Contract. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. The Section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.


                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to ninety days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     . We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly-designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the Annuity Payment Option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee. Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly-designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                 DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurred before the Annuity Commencement
Date:

     . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this Section).

The death proceeds, before deduction of any applicable premium taxes and other applicable tax, will equal the greatest of:

     . the sum of all net purchase payments made (less all prior partial withdrawals);

     . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     . the HIGHEST ANNIVERSARY VALUE before the date of death, as defined below.

          The HIGHEST ANNIVERSARY VALUE before the date of death will be determined as follows:

          (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

          (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

          (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

               The HIGHEST ANNIVERSARY VALUE will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     .    proof of the Owner's or Annuitant's death, and

     . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     .    We will distribute all amounts:

          (a) within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     .    have all the remaining rights and powers under a Contract, and

     .    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this Section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     .    a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     .    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     .    from purchase payment(s) when received;

     .    from the Owner's Account Value at the time annuity payments begin;

     .    from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                       SURRENDER CHARGE AS A
                YEAR OF PURCHASE      PERCENTAGE OF PURCHASE
               PAYMENT WITHDRAWAL        PAYMENT WITHDRAWN
              ---------------------   -----------------------
                   1st                         6%
                   2nd                         6%
                   3rd                         5%
                   4th                         5%
                   5th                         4%
                   6th                         3%
                   7th                         2%
                   Thereafter                  0%

The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     .    total surrender;

     .    partial withdrawal;

     .    commencement of an Annuity Payment Option; and

     .    termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

     . the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     .    death of the Annuitant, at any age, after the Annuity Commencement
          Date;

     . death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     . death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     . annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     .    within the 30-day window under the One-Time Reinstatement Privilege;

     . the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     . the surrender of a Contract, or the withdrawal of Contract Value (limited to the Variable Account Value and the one year Guarantee Period) of a Contract, issued to Owners who are: (1) employees or registered representatives (or the spouses or minor children of employees or registered representatives) of any broker-dealer authorized to sell the Contracts, or (2) officers, directors, or bona-fide full-time employees of AGL, American General Distributors, Inc., the principal underwriter and distributor of the Contracts, or their affiliated companies. (These waivers of Surrender Charge are based upon the Contract Owner's status at the time the Contract was purchased.);

     . the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     . any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS BOUGHT AFTER OCTOBER 1, 1998

The 10% free withdrawal privilege discussed above is a 15% free withdrawal privilege if you bought your Contract after October 1, 1998. The affected discussion follows using "15%" in place of "10%."

The Surrender Charge will NOT apply to withdrawals in the following circumstances, if you bought your Contract after October 1, 1998:

     . the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     . any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

Upon selection of an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option. We use this method for all Contracts regardless of when they were purchased.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $30 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Periods and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

     .    our actuarial estimate of mortality rates may prove erroneous,

     .    Annuitants will live longer than expected, and

     . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The prospectus for each Series describes the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer-sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.


                      LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.


                         OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     .    reflect a change in the Separate Account or any Division;

     .    create new separate accounts;

     . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     . transfer any assets in any Division to another Division, to one or more separate accounts, or to the Fixed Account;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     .    add, restrict or remove Guarantee Periods of the Fixed Account;

     .    make any new Division available to you on a basis we determine;

     . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     .    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months.
Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     .    the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

                           FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     .    the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     .    made on or after the recipient reaches age 59 1/2,

     .    made on account of the recipient's becoming disabled,

     . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $32,000 for 2000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $42,000 for 2000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $32,000 and $42,000 in 2000, the deduction decreases to zero, based on the amount of income. Beginning in 2001, that income range will increase, as follows:

         ---------------------------------------------------
          2001      2002      2003      2004      2005 AND
                                                 THEREAFTER
         ---------------------------------------------------
         $33,000   $34,000   $40,000   $45,000      $50,000
           to        to        to        to           to
         $43,000   $44,000   $50,000   $55,000      $60,000
         ---------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $52,000 and $62,000 in 2000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 2000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2001, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

   --------------------------------------------------------------------------
     2001         2002      2003      2004      2005      2006    2007 AND
                                                                 THEREAFTER
   --------------------------------------------------------------------------
   $53,000      $54,000    $60,000   $65,000   $70,000   $75,000  $ 80,000
      to          to         to        to        to        to         to
   $63,000      $64,000    $70,000   $75,000   $80,000   $85,000   $100,000
   --------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     .    annuities paid over a life or life expectancy,

     .    installments for a period of ten years or more, and

     .    required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

ROTH IRAS

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $35,000 for 2001.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,500 a year for 2001 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to pay for qualified higher education or first-time home buyer expenses;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution. (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DIVERSIFICATION REQUIREMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. AGL's failure to comply with these regulations would disqualify your Contract as an annuity contract under Section 72 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Contract for the period of the disqualification and for subsequent periods. The Separate Account through the Series intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Series, we will enter into agreements with them requiring the Series to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of an Owner of the Contract to direct his or her investment to particular Series within the Separate Account may cause the Owner of the Contract, rather than the insurance company, to be treated as the owner of the assets in the Separate Account. Due to the lack of specific guidance on investor control, there is come uncertainty about when an Owner of the Contract is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the Owner of a Contract, would be considered the owner of the assets of the Separate Account.


                           DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Contracts. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 7.0% of purchase payments that Owners make. AGL may also pay continuing "trail" commissions of up to 0.75% of Owner Account Value.

AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."


                              SERVICES AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

AGL has entered into administrative services agreements with the advisers for the mutual funds that offer shares to the Divisions. AGL receives fees for the administrative services it performs. These fees do not result in any additional charges under the Contracts that are not described under "Charges under the Contracts."


                                 LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners. Steven A. Glover, Senior Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus.


                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:


              CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

AMERICAN GENERAL LIFE INSURANCE COMPANY..................................   1

GENERAL INFORMATION......................................................   2

REGULATION AND RESERVES..................................................   2

ACCOUNTING AND AUDITING EXPERTS..........................................   4

SERVICES.................................................................   4

PRINCIPAL UNDERWRITER....................................................   4

ANNUITY PAYMENTS.........................................................   5

     Gender of Annuitant.................................................   5

     Misstatement of Age or Gender and Other Errors......................   5

              CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY........................   5

PERFORMANCE DATA FOR THE DIVISIONS.......................................   5

     Average Annual Total Return Calculations............................   5

     Total Return Calculations (without Surrender Charge or Annual
          Contract Fee)..................................................   6

     Cumulative Total Return Calculations (without Surrender Charge
          or Annual Contract Fee)........................................   7

     Hypothetical Performance............................................   7

     Yield Calculations..................................................  11

     LIT Money Market Division Yield and Effective Yield Calculations....  11

     Performance Comparisons.............................................  12

EFFECT OF TAX-DEFERRED ACCUMULATION......................................  13

FINANCIAL STATEMENTS.....................................................  14

INDEX TO FINANCIAL STATEMENTS............................................  15

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS.)


                          GENERATIONS VARIABLE ANNUITY
                              DISCLOSURES SECTION


                                     INDEX


Individual Retirement Annuity Disclosure Statement and Financial
Disclosure................................................................page 1

Roth Individual Retirement Annuity Disclosure Statement and Financial
Disclosure...............................................................page 12

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER MAY 1, 2001.

This Disclosure Statement is not part of your annuity contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your annuity contract to determine your specific rights and obligations thereunder.

                                  REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your annuity contract is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your annuity contract, within that period. If such notice is mailed within 20 days, current annuity contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR ANNUITY CONTRACT TO:
          American General Life Insurance Company
          Annuity Administration Department
          P. O. Box 1401
          Houston, Texas  77251-1401
          Phone No. (800) 813-5065 and (281) 878-7409.

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.  ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $32,000. If you are married and file a joint tax return, the Threshold Level is $52,000 for 2000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 2000, the Threshold Levels for single individuals and for married individuals filing jointly increases as follows:

                                          Threshold Level
                                     --------------------------
                                                   Married
For taxable years beginning in:       Single   (filing jointly)
-------------------------------       ------   ----------------

2000..............................   $32,000           $52,000
2001..............................   $33,000           $53,000
2002..............................   $34,000           $54,000
2003..............................   $40,000           $60,000
2004..............................   $45,000           $65,000
2005..............................   $50,000           $70,000
2006..............................   $50,000           $75,000
2007 and thereafter...............   $50,000           $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level

  (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

     $10,000 - Excess AGI  x  Maximum Allowable Deduction  =  Deduction Limit
     --------------------
          $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

     $10,000 - Excess AGI  x  Maximum Allowable Deduction  =  Deduction Limit
     --------------------
          $20,000


You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $38,619. In 2000, she would calculate her deductible IRA contribution as follows:

    Her AGI is $36,619
    Her Threshold Level is $31,000
    Her Excess AGI is (AGI - Threshold Level) or ($38,619-$32,000) = $6,619 Her Maximum Allowable Deduction is $2,000

    So, her IRA deduction limit is:

         $10,000 - $6,619
         ----------------
              $10,000      x $2,000 = $876 (rounded to $880)

EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 2000 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

    Their AGI is $55,255
    Their Threshold Level is $52,000
    Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000
    So, each spouse may compute his or her IRA deduction limit as follows:

         $10,000 - 3,255
         ---------------
            $10,000         x $2,000 = $1,349 (rounded to $1,350)


EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

EXAMPLE 4: In 2000, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

    His AGI is $1,500
    His Threshold Level is $0
    His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000

    So, his IRA deduction limit is:

    $10,000 - $1,500  x $2,000 = $1,700
    ----------------
         $10,000

Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:



            Remaining
    Non-Deductible Contributions
    ----------------------------
    Year-End Total IRA Balances     x  Total Distributions  =  Nontaxable Distributions
                                           (for the year)          (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

  EXAMPLE: An individual makes the following contributions to his or her IRA(s).


YEAR           DEDUCTIBLE                               NON-DEDUCTIBLE
----           ----------                               --------------

1991             2,000
1992             1,800
1995             1,000                                        $1,000
1997               600                                         1,400
                ------                                        ------
                $5,400                                        $2,400

Deductible Contributions:................................     $5,400
Non-Deductible Contributions.............................      2,400
Earnings on IRAs:........................................      1,200
                                                              ------
Total Account Balance of IRA(s) as of 12/31/00...........     $9,000
(before distributions in 2000)

In 1999, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/99 before 1999 distributions is $9,000. The non-taxable portion of the distributions for 1999 is figured as follows:



Total non-deductible contributions                        $2,400
                                                          ------
Total account balance in the IRAs, before distributions   $9,000  x $3,000  =  $800

Thus, $800 of the $3,000 distribution in 2000 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 2000.

                                   ROLLOVER IRA RULES
1.  IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of receipt of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over. The rollover of one IRA to another may be made no more than once during a one year period.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations (S)1.401(a)(31)-1, (S)1.402(c)-2T and
(S)31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code (S)72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA, (f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or (g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code (S)408(b)(3) and (S)401(a)(9), you may not leave the funds in your annuity contract indefinitely. Certain minimum distributions are required. These required minimum distributions may be taken in one of two ways: (a) by withdrawing the balance of your annuity contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your annuity contract by the required beginning date. On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code (S)4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code (S)4975.

Borrowing any money from this IRA would, under Code (S)408(e)(3), cause the annuity contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this annuity contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code (S)408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code (S)4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. This 6% excise tax is required to be paid each year that the excess contribution remains in the IRA.

                                 IRS APPROVAL

Your annuity contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. When received, such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after May 1, 2001.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

     (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

     (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

     (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

             6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

             6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

             5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

             5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

             4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

             3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

             2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

          There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

          Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

     (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.80%.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

         ROTH INDIVIDUAL RETIREMENT ANNUITY (IRA) DISCLOSURE STATEMENT

                                  INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF ROTH IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER MAY 1, 2001.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued a Roth IRA. You must refer to your contract to determine your specific rights and obligations thereunder.

Revocation. If you are purchasing a new or rollover Roth IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 10 days from the date your contract is delivered that you do not desire to retain your Roth IRA, written notification to the Company must be mailed, together with your contract, within that period. If such notice is mailed within 10 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:
                         American General Life Insurance Company
                         Annuity Administration Department
                         P. O. Box 1401
                         Houston, Texas  77251-1401
                         (Phone No. (800) 360-4268 and (281) 878-7409).

Deductibility. Contributions to your Roth IRA are not deductible on your personal income tax return. Your Roth IRA contributions are made with money that has already been taxed.

Eligibility. You can contribute up to the amount of your earned income, but not more than $2,000 in any one year, even if you are age 70 1/2 or older. In addition, non-working spouses can contribute to a Roth IRA, provided the working spouse has at least as much earned income as both spouses will contribute to their respective Roth IRAs.

Contribution Limits. Contributions to your Roth IRA are subject to the limitations described in sections 408A and 219 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, you may contribute up to $2,000 per year to your Roth IRA. However, contributions to your Roth IRA must be aggregated with contributions to traditional deductible or non-deductible IRAs for purposes of the annual $2,000 limit. In addition, your contribution limit may be lower than $2,000 if your adjusted gross income (AGI) exceeds a certain amount. For married individuals filing a joint return with AGI between $150,000 and $160,000, single individuals with AGI between $95,000 and $110,000 and married individuals filing separately with an AGI between $0 and $10,000, the $2,000 annual contribution limit is gradually phased out. These limits apply without regard to whether either spouse is an active participant, as that term is defined in Code section 219.

Applying the Contribution Limits. If your AGI exceeds the contribution limits described above, then you may determine the extent to which your contribution is phased out by using the following formula:

     (1) Start with your AGI.
     (2) Subtract from the amount in (1):
         a)  $150,000 if filing a joint return
         b)  $0 if married filing a separate return
         c) $95,000 if single, head of household or married filing a separate return and you lived apart from your spouse during the entire year.
     (3) Divide the result in (2) by $15,000 ($10,000 if filing a joint return).
     (4) Multiply your contribution limit (after reduction for any contributions to traditional IRAs) by the result in (3).
     (5) Subtract the result in (4) from your contribution limit before this reduction. The result is your reduced contribution limit.

You may round your reduced contribution limit up to the nearest $10. If your reduced contribution limit is more than $0, but less than $200, increase the limit to $200.

     Example. You are a single individual with taxable compensation of $113,000. You want to make the maximum allowable contribution to your Roth IRA for 1999. Your AGI for 1999 is $100,000. You have not contributed to any traditional IRA, so your contribution limit before the AGI reduction is $2,000. Your reduced Roth IRA contribution is $1,350, figured as follows:

     (1) Modified AGI = $100,000
     (2) $100,000 - $95,000 = $5,000
     (3) $   5,000 divided by $15,000 = .3333
     (4) $2,000 (contribution limit before adjustment) x .3333 = $667
     (5) $2,000 - $667 = $1,333. This figure is rounded up to the nearest $10, so your reduced Roth IRA contribution limit is $1,340.

Conversions or rollovers. Conversions or rollovers from a traditional IRA are only permitted for taxpayers whose AGI does not exceed $100,000 in the year of the conversion or rollover. Neither conversions nor rollovers are permitted for married individuals filing separate returns. Conversions or rollovers from traditional IRAs to Roth IRAs are generally taxed entirely in the year of the conversion or rollover. Conversions or rollovers to your Roth IRA are permitted only from a traditional IRA or another Roth IRA. You may not convert or roll over directly to a Roth IRA from a qualified plan described in section 401(a) or 401(k) of the Code, or from an annuity described in section 403(b) of the Code.

Taxation of Distributions. Distributions from your Roth IRA will be treated first as withdrawals of your regular contributions, then withdrawals of conversion or rollover contributions, then finally any earnings. Therefore, distributions will be non-taxable to the extent of your investment in your Roth IRA. However, a distribution from your Roth IRA may be subject to a 10% penalty tax, even if the distribution is not otherwise taxable, if it is a distribution of a conversion or rollover amount within five years of the conversion or rollover. Your Roth IRA is not subject to the minimum distribution rules before death or to the incidental benefit rules, both of which are contained in section 401(a)(9).

Distributions from your Roth IRA which consist of earnings will be taxable unless they are:

1. Made at least five years after you established your first Roth IRA (whether the Roth IRA was established with regular contributions or conversion or rollover contributions); and

2. Made after you attain age 59 1/2, or for qualifying first-time homebuyer expenses (in accordance with section 72(t)(2)(F), or on account of your death or disability (as defined in section 72(m)(7)).

Taxable distributions may also be subject to a 10% penalty tax unless you are over age 59 1/2 or you meet one of several other exceptions to the penalty tax. In general, the same exceptions to the 10% penalty tax that apply to traditional IRAs also apply to Roth IRAs. See IRS publication 590 for a discussion of the exceptions to the penalty tax.

Post-death distributions. Upon your death, distributions from your Roth IRA to your beneficiary generally must commence by the end of the next calendar year and be paid over a period no longer than your beneficiary's life expectancy. Alternatively, your beneficiary can take a complete distribution of the balance of your Roth IRA account by the end of the fifth calendar year after your death.

Reporting. You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

Excess contributions. You may be subject to a six percent excise tax on excess contributions for every year that the excess contributions remain in the IRA if
(1) contributions to your other individual retirement arrangements have been made in the same tax year, (2) your adjusted gross income exceeds the applicable limits in Article II of the endorsement for the tax year, or (3) you and your spouse's compensation does not exceed the amount contributed for both of you for the tax year.

IRS Approval. This disclosure statement is intended to provide a general overview of the applicable tax laws relating to Roth Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your Roth IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM A ROTH IRA,

APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to Roth IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after May 1, 2001.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

     (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

     (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

     (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

                6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

                6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

                5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

                5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

                4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

                3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

                2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

          There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

          Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

(f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

(g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.80%.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                                  GENERATIONS/TM/

   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                         1-800-200-3883; 1-281-878-7409

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 2001

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2001, concerning flexible payment variable and fixed individual deferred annuity Generations Contracts. The Separate Account invests in certain Series of the Van Kampen Life Investment Trust - Class I Shares ("LIT") and The Universal Institutional Funds, Inc. ("UIF"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."

                                   TABLE OF CONTENTS

AMERICAN GENERAL LIFE INSURANCE COMPANY........................................................  1

GENERAL INFORMATION............................................................................  2

REGULATION AND RESERVES........................................................................  2

ACCOUNTING AND AUDITING EXPERTS................................................................  4

SERVICES.......................................................................................  4

PRINCIPAL UNDERWRITER..........................................................................  4

ANNUITY PAYMENTS...............................................................................  5
    Gender of Annuitant........................................................................  5
    Misstatement of Age or Gender and Other Errors.............................................  5

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY..............................................  5

PERFORMANCE DATA FOR THE DIVISIONS.............................................................  5
    Average Annual Total Return Calculations...................................................  5
    Total Return Calculations (without Surrender Charge or Annual Contract Fee)................  6
    Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee).....  7
    Hypothetical Performance...................................................................  7
    Yield Calculations......................................................................... 11
    LIT Money Market Division Yield and Effective Yield Calculations........................... 11
    Performance Comparisons.................................................................... 12

EFFECT OF TAX-DEFERRED ACCUMULATION............................................................ 13

FINANCIAL STATEMENTS........................................................................... 14

INDEX TO FINANCIAL STATEMENTS.................................................................. 15

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective
December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

benefit reserve requirements,

     .    adequacy of insurance company capital and surplus,

     .    various operational standards, and

     .    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     .    employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.


                        ACCOUNTING AND AUDITING EXPERTS

The financial statements of the Generations Divisions of Separate Account D as of December 31, 2000 and for the years ended December 31, 2000 and the consolidated balance sheets of AGL as of December 31, 2000 and 1999 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2000, 1999 and 1998 included in this statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this statement in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.


                                    SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its home office is located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL paid AGLC $73,483,037 in 2000, $63,794,324 in 1999 and $70,431,229 in 1998.


                             PRINCIPAL UNDERWRITER

American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Contracts. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer.

AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

We and AGDI have sales agreements with various broker-dealers and banks under which the Contracts will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

AGL offers the securities under the Contracts on a continuous basis.


                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.


               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                       PERFORMANCE DATA FOR THE DIVISIONS

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange Commission ("SEC") prescribes:

     . We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

     . We calculate the ending redeemable value ("redeemable value") of that investment at the end of 1, 5 and 10 year period. If Average Annual Total Return for a Division is not available for a stated period, we may show Average Annual Total Return since Division inception. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge and the Administrative Expense Charge. We do not reflect any premium taxes in the calculation.

     .    We divide the redeemable value by the initial investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the Divisions for the period ended December 31, 2000 are shown in the table below.

                                                                 SINCE        DIVISION
                                                               DIVISION      INCEPTION
INVESTMENT DIVISION*          1 YEAR    5 YEARS   10 YEARS   INCEPTION/1/       DATE
---------------------------   -------   -------   --------   -------------   ----------
LIT Domestic Income            -0.82%     N/A       N/A              2.92%   03/05/1997
LIT Emerging Growth           -16.88%     N/A       N/A             28.81%   01/30/1997
LIT Enterprise                -21.29%     N/A       N/A             11.26%   02/05/1997
LIT Government                  5.37%     N/A       N/A              4.30%   03/03/1997
LIT Growth and Income          12.21%     N/A       N/A             16.14%   01/29/1997
LIT Money Market               -1.00%     N/A       N/A              2.58%   02/25/1997
LIT Strategic Stock             1.23%     N/A       N/A              5.47%   11/03/1997
UIF Emerging Markets          -45.23%     N/A       N/A             -7.46%   01/29/1997
UIF Equity Growth             -18.44%     N/A       N/A             14.84%   01/29/1997
UIF Global Value Equity         4.44%     N/A       N/A              9.98%   02/05/1997
UIF International Magnum      -19.14%     N/A       N/A              3.78%   02/10/1997
UIF U.S. Real Estate/1/        20.78%     N/A       N/A              4.97%   02/05/1997
UIF Fixed Income                4.07%     N/A       N/A              4.21%   01/30/1997
UIF High Yield                -17.30%     N/A       N/A              0.39%   02/05/1997
UIF Mid Cap Value               3.74%     N/A       N/A             17.86%   02/05/1997
UIF Value                      17.75%     N/A       N/A              7.93%   01/29/1997

* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1/ On September 25, 2000, the LIT Morgan Stanley Real Estate Securities Portfolio merged with the UIF U.S. Real Estate Portfolio. At the same time as the merger, the LIT Morgan Stanley Real Estate Securities Portfolio Division changed its name to the UIF U.S. Real Estate Portfolio Division. Accordingly, the performance figures for this Division through September 22, 2000, reflect the actual historical performance of the LIT Real Estate Securities Portfolio Division.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Certificate will continue through the end of each period. We also do not deduct the Annual Contract Fee. Deducting these charges would reduce the resulting performance results.

                                                                 SINCE        DIVISION
                                                               DIVISION      INCEPTION
INVESTMENT DIVISION           1 YEAR    5 YEARS   10 YEARS   INCEPTION/1/       DATE
---------------------------   -------   -------   --------   -------------   ----------
LIT Domestic Income             4.66%     N/A       N/A              4.06%   03/05/1997
LIT Emerging Growth           -11.40%     N/A       N/A             29.39%   01/30/1997
LIT Enterprise                -15.82%     N/A       N/A             12.15%   02/05/1997
LIT Government                 10.85%     N/A       N/A              5.40%   03/03/1997
LIT Growth and Income          17.69%     N/A       N/A             16.92%   01/29/1997
LIT Money Market                4.47%     N/A       N/A              3.72%   02/25/1997
LIT Strategic Stock             6.71%     N/A       N/A              6.79%   11/03/1997
UIF Emerging Markets          -39.75%     N/A       N/A             -5.96%   01/29/1997
UIF Equity Growth             -12.97%     N/A       N/A             15.65%   01/29/1997
UIF Global Value Equity         9.91%     N/A       N/A             10.90%   02/05/1997
UIF International Magnum      -13.66%     N/A       N/A              4.87%   02/10/1997
UIF U.S. Real Estate           26.26%     N/A       N/A              6.03%   02/05/1997
UIF Fixed Income                9.54%     N/A       N/A              5.28%   01/30/1997
UIF High Yield                -11.83%     N/A       N/A              1.58%   02/05/1997
UIF Mid Cap Value               9.22%     N/A       N/A             18.62%   02/05/1997
UIF Value                      23.22%     N/A       N/A              8.89%   01/29/1997

* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1/ On September 25, 2000, the LIT Morgan Stanley Real Estate Securities Portfolio merged with the UIF U.S. Real Estate Portfolio. At the same time as the merger, the LIT Morgan Stanley Real Estate Securities Portfolio Division changed its name to the UIF U.S. Real Estate Portfolio Division. Accordingly, the performance figures for this Division through December 31, 1999, reflect the actual historical performance of the LIT Real Estate Securities Portfolio Division.

CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return performance will be calculated for 1, 5 and 10 year periods. If cumulative total return for a Division is not available for a stated period, we may show cumulative total return since Division inception. Cumulative total return figures (and the related "growth of a $1,000 investment" figures set forth below) do not include the effect of any premium taxes or any applicable Surrender Charge. Cumulative total return quotations reflect changes in Accumulation Unit Value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                   C = (ERV/P) - 1
Where:
C =     cumulative total return
P =     a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division being offered in the Contract.

The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated. SEC staff takes the position that performance information of an underlying Fund reduced by Separate Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all Account fees and charges are deducted.

All of the actual historical performance of the corresponding Series, as of the date of this Statement, predates the effective date of the Division investing in that Series. The tables below will be revised, in future Statements, to show actual annual historical performance that occurs after the effective date of a Division.

                              HYPOTHETICAL HISTORICAL ANNUAL TOTAL RETURNS*
                                       (THROUGH DECEMBER 31, 2000)

                                                                        SINCE         SERIES
                                                                       SERIES       INCEPTION
     INVESTMENT DIVISION           1 YEAR    5 YEARS    10 YEARS    INCEPTION/1/       DATE
     -------------------           -------   --------   ---------   -------------   ----------
  LIT Domestic Income               -0.82%      3.81%      7.78%        N/A         11/04/1987
  LIT Emerging Growth              -16.88%     26.80%      N/A         27.62%       07/03/1995
  LIT Enterprise                   -21.29%     14.86%     14.91%        N/A         04/07/1986
  LIT Government                     5.37%      3.73%      5.41%        N/A         04/07/1986
  LIT Growth and Income             12.21%      N/A        N/A         16.47%       12/23/1996
  LIT Money Market                  -1.00%      2.81%      2.33%        N/A         04/07/1986
  LIT Strategic Stock                1.23%      N/A        N/A          5.47%       11/03/1997
  UIF Emerging Markets Equity      -45.23%      N/A        N/A         -5.26%       10/01/1996
  UIF Equity Growth                -18.44%      N/A        N/A         15.77%       01/02/1997
  UIF Global Value Equity            4.44%      N/A        N/A          9.71%       01/02/1997
  UIF International Magnum         -19.14%      N/A        N/A          3.88%       01/02/1997
  UIF U.S. Real Estate/2/           22.00%      N/A        N/A          5.37%       03/03/1997
  UIF Fixed Income                   4.07%      N/A        N/A          4.20%       01/02/1997
  UIF High Yield                   -17.30%      N/A        N/A          0.76%       01/02/1997
  UIF Mid Cap Value                  3.74%      N/A        N/A         19.06%       01/02/1997
  UIF Value                         17.75%      N/A        N/A         18.23%       01/02/1997
_______________
(See Footnotes beginning on page 10 of this statement.)

                              HYPOTHETICAL HISTORICAL ANNUAL TOTAL RETURNS*
                                       (THROUGH DECEMBER 31, 2000)

                                                                        SINCE         SERIES
                                                                       SERIES       INCEPTION
     INVESTMENT DIVISION           1 YEAR    5 YEARS    10 YEARS    INCEPTION/1/       DATE
     -------------------           -------   --------   ---------   -------------   ----------
  LIT Domestic Income                4.66%      4.34%     7.82%        N/A         11/04/1987
  LIT Emerging Growth              -11.40%     27.03%     N/A          27.81%      07/03/1995
  LIT Enterprise                   -15.82%     15.21%    14.93%        N/A         04/07/1986
  LIT Government                    10.85%      4.25%     5.46%        N/A         04/07/1986
  LIT Growth and Income             17.69%      N/A       N/A          17.08%      12/23/1996
  LIT Money Market                   4.47%      3.36%     2.39%        N/A         04/07/1986
  LIT Strategic Stock                6.71%      N/A       N/A           6.79%      11/03/1997
  UIF Emerging Markets Equity      -39.75%      N/A       N/A          -4.18%      10/01/1996
  UIF Equity Growth                -12.97%      N/A       N/A          16.54%      01/02/1997
  UIF Global Value Equity            9.91%      N/A       N/A          10.61%      01/02/1997
  UIF International Magnum         -13.66%      N/A       N/A           4.94%      01/02/1997
  UIF U.S. Real Estate/2/           27.48%      N/A       N/A           6.43%      03/03/1997
  UIF Fixed Income                   9.54%      N/A       N/A           5.25%      01/02/1997
  UIF High Yield                   -11.83%      N/A       N/A           1.92%      01/02/1997
  UIF Mid Cap Value                  9.22%      N/A       N/A          19.77%      01/02/1997
  UIF Value                         23.22%      N/A       N/A           9.17%      01/02/1997

_______________
(See Footnotes beginning on page 10 of this statement.)

                              HYPOTHETICAL HISTORICAL ANNUAL TOTAL RETURNS*
                                       (THROUGH DECEMBER 31, 2000)

                                                                        SINCE         SERIES
                                                                       SERIES       INCEPTION
     INVESTMENT DIVISION           1 YEAR    5 YEARS    10 YEARS    INCEPTION/1/       DATE
     -------------------           -------   --------   ---------   -------------   ----------
  LIT Domestic Income               -0.82%     20.58%     111.63%       N/A         11/04/1987
  LIT Emerging Growth              -16.88%    227.76%     N/A          281.65%      07/03/1995
  LIT Enterprise                   -21.29%     99.88%     301.34%       N/A         04/07/1986
  LIT Government                     5.37%     20.08%      69.35%       N/A         04/07/1986
  LIT Growth and Income             12.21%     N/A        N/A           84.55%      12/23/1996
  LIT Money Market                  -1.00%     14.87%      25.90%       N/A         04/07/1986
  LIT Strategic Stock                1.23%     N/A        N/A           18.33%      11/03/1997
  UIF Emerging Markets Equity      -45.23%     N/A        N/A          -20.51%      10/01/1996
  UIF Equity Growth                -18.44%     N/A        N/A           79.50%      01/02/1997
  UIF Global Value Equity            4.44%     N/A        N/A           44.78%      01/02/1997
  UIF International Magnum         -19.14%     N/A        N/A           16.44%      01/02/1997
  UIF U.S. Real Estate/2/           22.00%     N/A        N/A           22.19%      03/03/1997
  UIF Fixed Income                   4.07%     N/A        N/A           17.88%      01/02/1997
  UIF High Yield                   -17.30%     N/A        N/A            3.08%      01/02/1997
  UIF Mid Cap Value                  3.74%     N/A        N/A          100.74%      01/02/1997
  UIF Value                         17.75%     N/A        N/A           37.17%      01/02/1997



                              HYPOTHETICAL HISTORICAL ANNUAL TOTAL RETURNS*
                                       (THROUGH DECEMBER 31, 2000)

                                                                        SINCE         SERIES
                                                                       SERIES       INCEPTION
     INVESTMENT DIVISION           1 YEAR    5 YEARS    10 YEARS    INCEPTION/1/       DATE
     -------------------           -------   --------   ---------   -------------   ----------
  LIT Domestic Income              $1,047    $1,237     $2,124           N/A        11/04/1987
  LIT Emerging Growth              $  886    $3,308     N/A            $3,848       07/03/1995
  LIT Enterprise                   $  842    $2,030     $4,021           N/A        04/07/1986
  LIT Government                   $1,108    $1,232     $1,701           N/A        04/07/1986
  LIT Growth and Income            $1,177     N/A       N/A            $1,884       12/23/1996
  LIT Money Market                 $1,045    $1,179     $1,267           N/A        04/07/1986
  LIT Strategic Stock              $1,067     N/A       N/A            $1,231       11/03/1997
  UIF Emerging Markets Equity      $  602     N/A       N/A            $  834       10/01/1996
  UIF Equity Growth                $  870     N/A       N/A            $1,843       01/02/1997
  UIF Global Value Equity          $1,099     N/A       N/A            $1,496       01/02/1997
  UIF International Magnum         $  863     N/A       N/A            $1,212       01/02/1997
  UIF U.S. Real Estate/2/          $1,275     N/A       N/A            $1,270       03/03/1997
  UIF Fixed Income                 $1,095     N/A       N/A            $1,227       01/02/1997
  UIF High Yield                   $  882     N/A       N/A            $1,079       01/02/1997
  UIF Mid Cap Value                $1,092     N/A       N/A            $2,055       01/02/1997
  UIF Value                        $1,232     N/A       N/A            $1,420       01/02/1997

 --------------------------
* The performance figures in the Tables reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Tables reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

/1/ "N/A" reflects SEC rules that require us to show return information for no more than 10 years.

/2/ Effective September 25, 2000 the LIT Morgan Stanley Real Estate Securities Portfolio merged with the UIF Real Estate Portfolio. Accordingly, the performance figures in the Table for the Portfolio through December 31, 1999, reflect the historical performance and inception date of the UIF Real Estate Portfolio.

YIELD CALCULATIONS

We calculate the yields for the LIT Domestic Income, LIT Government, and LIT Growth and Income Divisions by a standard method that the SEC prescribes. The hypothetical yields for the LIT Domestic Income, LIT Government, and LIT Growth and Income Divisions based upon the one month period ended December 31, 2000 were 6.48%, 4.87%, and -0.21%, respectively. We calculate the yield quotation by dividing.

     . the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                        YIELD = 2[((a-b)/cd + 1)/6/ - 1]

a = net dividends and interest earned during the period by the Series attributable to the Division

b =  expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d =  the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

LIT MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the LIT Money Market Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the Accumulation Unit value during the period.

     . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The LIT Money Market Division's hypothetical historical yield for the seven day period ended December 31, 2000, was 5.11%.

We determine the LIT Money Market Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1. The LIT Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 2000, was 5.24%.

Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS/(R)/") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS/(R)/ rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS/(R)/ rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS/(R)/ prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

     . the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market;

     . the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market;

     . the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation;

     . the Lehman Brothers Government and Domestic Strategic Income Index, the Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and

     . the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.


                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

     . a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and

     . an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                             5 YEARS     10 YEARS    20 YEARS
                            ----------   ---------   --------


                            (7.50% earnings rate)

Contract                      $143,563    $206,103   $424,785

Contract (after Taxes)        $131,365    $176,394   $333,845

Taxable Investment            $130,078    $169,202   $286,294



                            (10.00% earnings rate)

Contract                      $161,051    $259,374   $672,750

Contract (after Taxes)        $143,957    $214,749   $512,380

Taxable Investment            $141,571    $200,423   $401,694


The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

     .    a Mortality and Expense Risk Charge of 1.25%,

     . a Surrender Charge (applicable to withdrawal of earnings for the first seven Certificate years) up to a maximum of 6%,

     .    an Administrative Expense Charge of 0.15%, and

     .    an Annual Contract Fee of $30.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.


                              FINANCIAL STATEMENTS

Separate Account D has a total of 88 Divisions as of the date of this Statement. Sixteen Divisions (the "Generations Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 2000 financial statements for the Generations Divisions which are included in this statement relate only to these 16 Divisions. All of the remaining 72 Divisions are offered under other variable annuities we issue. Fifty-one of these Divisions had operations as of December 31, 2000. The remaining one Division of Separate Account D had no operations as of December 31, 2000.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                         INDEX TO FINANCIAL STATEMENTS
                                                                        PAGE NO.
                                                                        --------
1.  Generations Divisions of Separate Account D Financial Statements

     Report of Ernst & Young LLP, Independent Auditors..................    D-1

     Statement of Net Assets for the year ended December 31, 2000.......    D-2

     Statement of Operations for the year ended December 31, 2000.......    D-2

     Statement of Changes in Net Assets for the years ended
       December 31, 2000 and 1999.......................................    D-2

     Notes to Financial Statements......................................    D-11

II. AGL Consolidated Financial Statements

     Report of Ernst & Young LLP, Independent Auditors..................    F-1

     Consolidated Balance Sheets as of December 31, 2000 and 1999.......    F-2

     Consolidated Statements of Income for the years ended
       December 31, 2000, 1999, and 1998................................    F-4

     Consolidated Statements of Shareholder's Equity for the years ended
       December 31, 2000, 1999, and 1998................................    F-5

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2000, 1999, and 1998................................    F-6

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2000, 1999, and 1998................................    F-7

     Notes to Consolidated Financial Statements.........................    F-8

                        REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D - GENERATIONS


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account D - Generations (comprised of the following divisions: Van Kampen LIT Domestic Income Portfolio - Class I Shares, Van Kampen LIT Emerging Growth Portfolio - Class I Shares, Van Kampen LIT Enterprise Portfolio - Class I Shares, Van Kampen LIT Government Portfolio - Class I Shares, Van Kampen LIT Growth and Income Portfolio - Class I Shares, Van Kampen LIT Money Market Portfolio - Class I Shares, Van Kampen LIT Morgan Stanley Real Estate Securities Portfolio - Class I Shares, Van Kampen LIT Strategic Stock Portfolio - Class I Shares, UIF Asian Equity Portfolio, UIF Emerging Markets Equity Portfolio, UIF Equity Growth Portfolio, UIF Global Equity Portfolio, UIF International Magnum Portfolio, UIF Fixed Income Portfolio, UIF High Yield Portfolio, UIF MidCap Value Portfolio, UIF Value Portfolio, and UIF U.S. Real Estate Portfolio) (collectively, the "Separate Account") as of December 31, 2000, and the related statements of operations for the period then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account D - Generations at December 31, 2000, the results of their operations for the year then ended and changes in their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

AMERICAN GENERAL LIFE INSURANCE COMPANY
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D

SUMMARY OF FINANCIAL STATEMENTS

                                                                                        ALL DIVISIONS
                                                                                        -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
      Investment securities - at market (cost $260,735,676)                              $ 275,533,617
      Due from American General Life Insurance Company                                          40,480
                                                                                         -------------
          NET ASSETS                                                                     $ 275,574,097
                                                                                         =============
NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts                        $ 274,221,038
      Contract owners - reserves for annuity contracts on benefit                            1,353,059
                                                                                         -------------
          NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES                             $ 275,574,097
                                                                                         =============

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                        $   3,998,126

EXPENSES:
      Mortality and expense risk, administrative fees and maintenance charges               (3,839,915)
                                                                                         -------------
          NET INVESTMENT INCOME                                                                158,211
                                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                       8,574,280
      Capital gain distributions from mutual funds                                          13,988,432
      Net unrealized depreciation of investments during the year                           (31,024,766)
                                                                                         -------------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                   (8,462,054)
                                                                                         -------------
          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  (8,303,843)
                                                                                         =============


STATEMENTS OF CHANGES IN NET ASSETS                                                                     ALL DIVISIONS
                                                                                          ---------------------------------------
                                                                                               2000                     1999
                                                                                          ---------------------------------------
OPERATIONS:
     Net investment income                                                                $    158,211               $    388,794
     Net realized gain on investments                                                        8,574,280                  7,842,241
     Capital gain distributions from mutual funds                                           13,988,432                  7,630,746
     Net unrealized appreciation (depreciation) of investments during the year             (31,024,766)                35,362,126
                                                                                          ------------               ------------
          Increase (decrease) in net assets resulting from operations                       (8,303,843)                51,223,907
                                                                                          ------------               ------------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments                                                            39,770,552                 62,606,886
      Annuity benefits                                                                         (94,881)                         -
      Terminations and withdrawals                                                         (32,297,154)               (13,671,129)
                                                                                          ------------               ------------
          Increase in net assets resulting from principal transactions                       7,378,517                 48,935,757
                                                                                          ------------               ------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 (925,326)               100,159,664

NET ASSETS:
      Beginning of year                                                                    276,499,423                176,339,759
                                                                                          ------------               ------------
      End of year                                                                         $275,574,097               $276,499,423
                                                                                          ============               ============

See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D

                                                                                                 DIVISIONS
                                                                          --------------------------------------------------------
                                                                            VAN KAMPEN LIT       VAN KAMPEN          VAN KAMPEN
                                                                               DOMESTIC         LIT EMERGING        LIT ENTERPRISE
                                                                           INCOME PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO
                                                                          - CLASS I SHARES    - CLASS I SHARES    - CLASS I SHARES
                                                                          -----------------   -----------------   ----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
      Investment securities - at market                                          $4,819,591       $ 61,090,645       $ 36,041,995
      Due from (to) American General Life Insurance Company                             776              9,289              5,501
                                                                                 ----------       ------------       ------------
          NET ASSETS                                                             $4,820,367       $ 61,099,934       $ 36,047,496
                                                                                 ==========       ============       ============
 NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts                $4,820,367       $ 59,838,320       $ 36,032,256
      Contract owners - reserves for annuity contracts on benefit                         -          1,261,614             15,240
                                                                                 ----------       ------------       ------------
          NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES                     $4,820,367       $ 61,099,934       $ 36,047,496
                                                                                 ==========       ============       ============
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                $  366,375       $          -       $     69,933
EXPENSES:
      Mortality and expense risk, administrative fees and maintenance charges       (64,192)          (821,327)          (513,033)
                                                                                 ----------       ------------       ------------
          NET INVESTMENT INCOME (LOSS)                                              302,183           (821,327)          (443,100)
                                                                                 ----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                       (66,496)         6,113,469            253,968
      Capital gain distributions from mutual funds                                        -            203,600          3,946,639
      Net unrealized appreciation (depreciation) of investments during the year     (14,571)       (14,744,381)       (10,596,651)
                                                                                 ----------       ------------       ------------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (81,067)        (8,427,312)        (6,396,044)
                                                                                 ----------       ------------       ------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $  221,116       $ (9,248,639)      $ (6,839,144)
                                                                                 ==========       ============       ============

See accompanying notes.

                                                         DIVISIONS
-------------------------------------------------------------------------------------------------------------------------
                                                       VAN KAMPEN LIT
                                                       MORGAN STANLEY
  VAN KAMPEN       VAN KAMPEN LIT     VAN KAMPEN         REAL ESTATE      VAN KAMPEN
 LIT GOVERNMENT      GROWTH AND        LIT MONEY         SECURITIES      LIT STRATEGIC                       UIF EMERGING
    PORTFOLIO     INCOME PORTFOLIO  MARKET PORTFOLIO      PORTFOLIO     STOCK PORTFOLIO      UIF ASIAN      MARKETS EQUITY
- CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  EQUITY PORTFOLIO    PORTFOLIO
----------------  ----------------  ----------------  ----------------  ----------------  ----------------  --------------
  $ 7,340,860      $ 52,951,017      $  4,932,135      $       --        $ 11,886,655      $    775,151      $  2,849,097
        1,155             8,108               757              --               1,879                32              (315)
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
  $ 7,342,015      $ 52,959,125      $  4,932,892      $       --        $ 11,888,534      $    775,183      $  2,848,782
  ===========      ============      ============      ============      ============      ============      ============


  $ 7,342,015      $ 52,959,125      $  4,932,892      $       --        $ 11,888,534      $    775,183      $  2,836,488
         --                --                --                --                --                --              12,294
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
  $ 7,342,015      $ 52,959,125      $  4,932,892      $       --        $ 11,888,534      $    775,183      $  2,848,782
  ===========      ============      ============      ============      ============      ============      ============



  $   477,582      $    516,537      $    344,559      $    258,723      $    244,116      $      2,326      $       --
     (103,822)         (622,781)          (83,668)          (38,666)         (178,001)          (18,890)          (58,917)
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
      373,760          (106,244)          260,891           220,057            66,115           (16,564)          (58,917)
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
     (296,692)        1,134,053              --             187,170          (421,490)         (254,765)          226,984
         --           3,048,305              --                --             510,876           254,353           483,742
      686,885         3,810,479              --             347,660           305,402          (659,133)       (2,567,754)
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
      390,193         7,992,837              --             534,830           394,788          (659,545)       (1,857,028)
  -----------      ------------      ------------      ------------      ------------      ------------      ------------
  $   763,953      $  7,886,593      $    260,891      $    754,887      $    460,903      $   (676,109)     $ (1,915,945)
  ===========      ============      ============      ============      ============      ============      ============




   UIF EQUITY       UIF GLOBAL
GROWTH PORTFOLIO  EQUITY PORTFOLIO
----------------  ----------------
  $ 22,845,685     $  9,276,934
         3,550            1,445
  ------------     ------------
  $ 22,849,235     $  9,278,379
  ============     ============


  $ 22,849,235     $  9,262,637
          --             15,742
  ------------     ------------
  $ 22,849,235     $  9,278,379
  ============     ============



  $       --       $    180,274
      (383,526)        (126,794)
  ------------     ------------
      (383,526)          53,480


     1,435,943          (23,539)
     1,636,070          580,117
    (6,148,734)         249,209
  ------------     ------------
    (3,076,721)         805,787
  ------------     ------------
  $ (3,460,247)    $    859,267
  ============     ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D

                                                                                                       DIVISIONS
                                                                                    -----------------------------------------------
                                                                                        UIF
                                                                                    INTERNATIONAL
                                                                                       MAGNUM         UIF FIXED      UIF HIGH YIELD
                                                                                     PORTFOLIO     INCOME PORTFOLIO    PORTFOLIO
                                                                                    -------------  ----------------  --------------
STATEMENTS OF NET ASSETS
December 31, 2000

ASSETS:
      Investment securities - at market                                              $ 8,361,740     $ 3,528,504      $ 8,022,156
      Due from (to) American General Life Insurance Company                                1,230             566              874
                                                                                     -----------     -----------      -----------
          NET ASSETS                                                                 $ 8,362,970     $ 3,529,070      $ 8,023,030
                                                                                     ===========     ===========      ===========
NET ASSETS ATTRIBUTABLE TO:
      Contract owners - reserves for redeemable annuity contracts                    $ 8,348,724     $ 3,529,070      $ 8,023,030
      Contract owners - reserves for annuity contracts on benefit                         14,246            --               --
                                                                                     -----------     -----------      -----------
          NET ASSETS ATTRIBUTABLE TO CONTRACT OWNER RESERVES                         $ 8,362,970     $ 3,529,070      $ 8,023,030
                                                                                     ===========     ===========      ===========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                    $    61,140     $   206,739      $ 1,051,814

EXPENSES:
      Mortality and expense risk, administrative fees and maintenance charges           (131,338)        (48,762)        (127,271)
                                                                                     -----------     -----------      -----------
          NET INVESTMENT INCOME (LOSS)                                                   (70,198)        157,977          924,543
                                                                                     -----------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                            138,946         (15,274)        (177,052)
      Capital gain distributions from mutual funds                                       217,193            --               --
      Net unrealized appreciation (depreciation) of investments during the year       (1,692,002)        173,379       (1,870,295)
                                                                                     -----------     -----------      -----------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      (1,335,863)        158,105       (2,047,347)
                                                                                     -----------     -----------      -----------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $(1,406,061)    $   316,082      $(1,122,804)
                                                                                     ===========     ===========      ===========


(1) Since the Plan of Reorganization and Liquidation, September 25, 2000

See accompanying notes.

                  DIVISIONS
-----------------------------------------------
                                UIF U.S. REAL
  UIF MID CAP     VIF VALUE    ESTATE PORTFOLIO
VALUE PORTFOLIO   PORTFOLIO          (1)
---------------   ---------    ----------------


 $ 22,312,471    $ 14,311,543    $  4,187,438
        3,430           2,254             (51)
 ------------    ------------    ------------
 $ 22,315,901    $ 14,313,797    $  4,187,387
 ============    ============    ============


 $ 22,297,138    $ 14,298,637    $  4,187,387
       18,763          15,160            --
 ------------    ------------    ------------
 $ 22,315,901    $ 14,313,797    $  4,187,387
 ============    ============    ============





 $     28,346    $    122,724    $     66,938


     (323,567)       (180,255)        (15,105)
 ------------    ------------    ------------
     (295,221)        (57,531)         51,833
 ------------    ------------    ------------

      663,578        (323,272)         (1,251)
    2,897,269         189,363          20,905
   (1,277,664)      2,904,297          69,108
 ------------    ------------    ------------
    2,283,183       2,770,388          88,762
 ------------    ------------    ------------
 $  1,987,962    $  2,712,857    $    140,595
 ============    ============    ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D


                                                                                                      DIVISIONS
                                                                                 ---------------------------------------------------
                                                                                  VAN KAMPEN LIT     VAN KAMPEN        VAN KAMPEN
                                                                                     DOMESTIC        LIT EMERGING     LIT ENTERPRISE
                                                                                 INCOME PORTFOLIO GROWTH PORTFOLIO      PORTFOLIO
                                                                                 - CLASS I SHARES - CLASS I SHARES  - CLASS I SHARES
                                                                                 ---------------- ----------------  ----------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
      Net investment income (loss)                                                 $    302,183     $    (821,327)  $    (443,100)
      Net realized gain (loss) on investments                                           (66,496)        6,113,469         253,968
      Capital gain distributions from mutual funds                                         --             203,600       3,946,639
      Net unrealized appreciation (depreciation) of investments during the year         (14,571)      (14,744,381)    (10,596,651)
                                                                                   ------------     -------------   -------------
          Increase (decrease) in net assets resulting from operations                   221,116        (9,248,639)     (6,839,144)
                                                                                   ------------     -------------   -------------
PRINCIPAL TRANSACTIONS:
      Contract purchase payments and net transfers                                      556,560        19,516,236       8,316,296
      Annuity benefits                                                                     --             (72,872)         (4,236)
      Terminations and withdrawals                                                     (385,706)       (7,007,240)     (2,620,578)
                                                                                   ------------     -------------   -------------
          Increase (decrease) in net assets resulting from principal transactions       170,854        12,436,124       5,691,482
                                                                                   ------------     -------------   -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                           391,970         3,187,485      (1,147,662)

NET ASSETS:
      Beginning of year                                                               4,428,397        57,912,449      37,195,158
                                                                                   ------------     -------------   -------------
      End of year                                                                  $  4,820,367     $  61,099,934   $  36,047,496
                                                                                   ============     =============   =============
UNITS OUTSTANDING:
      Accumulation units end of year                                                462,492.707     3,109,933.772   1,622,847.307
      Annuity units end of year                                                            --          65,568.939         686.376

VALUE PER UNIT:                                                                    $  10.422580     $   19.241027   $   22.203109

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
      Net investment income (loss)                                                 $    219,358     $    (598,346)  $    (344,865)
      Net realized gain (loss) on investments                                           (19,449)        3,365,991         321,050
      Capital gain distributions from mutual funds                                         --                  --       1,803,843
      Net unrealized appreciation (depreciation) of investments during the year        (333,863)       22,990,280       5,063,715
                                                                                   ------------     -------------   -------------
          Increase (decrease) in net assets resulting from operations                  (133,954)       25,757,925       6,843,743
                                                                                   ------------     -------------   -------------
PRINCIPAL TRANSACTIONS:
      Contract purchase payments and net transfers                                    1,249,770        18,373,527      10,555,043
      Terminations and withdrawals                                                     (292,600)       (1,165,050)     (1,053,707)
                                                                                   ------------     -------------   -------------
          Increase (decrease) in net assets resulting from principal transactions       957,170        17,208,477       9,501,336
                                                                                   ------------     -------------   -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                           823,216        42,966,402      16,345,079

NET ASSETS:
      Beginning of year                                                               3,605,181        14,946,047      20,850,079
                                                                                   ------------     -------------   -------------
      End of year                                                                  $  4,428,397     $  57,912,449   $  37,195,158
                                                                                   ============     =============   =============
UNITS OUTSTANDING:
      Accumulation units end of year                                                444,681.126     2,666,685.028   1,410,215.575

VALUE PER UNIT:                                                                    $   9.958590     $   21.717019   $   26.375512

See accompanying notes.


                                                         DIVISIONS
-------------------------------------------------------------------------------------------------------------------------
                                                       VAN KAMPEN LIT
                                                       MORGAN STANLEY
  VAN KAMPEN       VAN KAMPEN LIT     VAN KAMPEN         REAL ESTATE      VAN KAMPEN
 LIT GOVERNMENT      GROWTH AND        LIT MONEY         SECURITIES      LIT STRATEGIC                       UIF EMERGING
    PORTFOLIO     INCOME PORTFOLIO  MARKET PORTFOLIO      PORTFOLIO     STOCK PORTFOLIO      UIF ASIAN      MARKETS EQUITY
- CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  - CLASS I SHARES  EQUITY PORTFOLIO    PORTFOLIO
----------------  ----------------  ----------------  ----------------  ----------------  ----------------  --------------
$    373,760       $   (106,244)     $    260,891      $    220,057     $      66,115      $    (16,564)     $    (58,917)
    (296,692)         1,134,053                --           187,170          (421,490)         (254,765)          226,984
        --            3,048,305                --                --           510,876           254,353           483,742
     686,885          3,810,479                --           347,660           305,402          (659,133)       (2,567,754)
------------       ------------      ------------      ------------     -------------      ------------      ------------
     763,953          7,886,593           260,891           754,887           460,903          (676,109)       (1,915,945)
------------       ------------      ------------      ------------     -------------      ------------      ------------

     491,529          6,426,331        (1,083,121)       (4,236,197)       (1,982,115)          219,685         1,053,483
        --                   --                --                --                --                --            (4,019)
  (1,276,521)        (3,415,588)       (2,461,424)         (209,871)       (2,443,915)         (212,975)         (760,023)
------------       ------------      ------------      ------------     -------------      ------------      ------------
    (784,992)         3,010,743        (3,544,545)       (4,446,068)       (4,426,030)            6,710           289,441
------------       ------------      ------------      ------------     -------------      ------------      ------------
     (21,039)        10,897,336        (3,283,654)       (3,691,181)       (3,965,127)         (669,399)       (1,626,504)


   7,363,054         42,061,789         8,216,546         3,691,181        15,853,661         1,444,582         4,475,286
------------       ------------      ------------      ------------     -------------      ------------      ------------
$  7,342,015       $ 52,959,125      $  4,932,892        $       --     $  11,888,534      $    775,183      $  2,848,782
============       ============      ============      ============     =============      ============      ============


 690,227.501       5,813,005.467      551,454.120                --     1,932,060.411       302,151.944       713,959.889
        --                   --                --                --                --                --         3,094.414

$  10.637094       $   9.110455      $   8.945244        $       --     $    6.153293      $   2.565541      $   3.972896





$    256,299       $    210,819      $    145,333      $    306,935     $     (30,090)     $      2,647      $    (47,770)
    (177,433)         1,631,719                --          (376,804)          646,458           650,113          (178,355)
        --            1,866,608                --                --            40,006                --                --
    (392,027)           554,521                --           (47,128)         (994,812)           58,471         2,310,528
------------       ------------      ------------      ------------     -------------      ------------      ------------
    (313,161)         4,263,667           145,333          (116,997)         (338,438)          711,231         2,084,403
------------       ------------      ------------      ------------     -------------      ------------      ------------

   1,679,644         11,367,386         6,601,780          (817,399)        1,734,709           131,568           527,546
    (501,994)        (2,379,665)       (1,821,394)         (339,451)         (417,264)           (9,765)         (135,607)
------------       ------------      ------------      ------------     -------------      ------------      ------------
   1,177,650          8,987,721         4,780,386        (1,156,850)        1,317,445           121,803           391,939
------------       ------------      ------------      ------------     -------------      ------------      ------------
     864,489         13,251,388         4,925,719        (1,273,847)          979,007           833,034         2,476,342


   6,498,565         28,810,401         3,290,827         4,965,028        14,874,654           611,548         1,998,944
------------       ------------      ------------      ------------     -------------      ------------      ------------
$  7,363,054       $ 42,061,789      $  8,216,546      $  3,691,181     $  15,853,661      $  1,444,582      $  4,475,286
============       ============      ============      ============     =============      ============      ============


 767,290.730       5,433,558.335      959,626.899       497,669.105     2,749,248.760       308,047.085      675,252.2632

$   9.596172       $   7.741113       $   8.56223      $   7.416938     $    5.766543      $   4.689485      $   6.627577


   UIF EQUITY       UIF GLOBAL
GROWTH PORTFOLIO  EQUITY PORTFOLIO
----------------  ----------------
$    (383,526)    $      53,480
    1,435,943           (23,539)
    1,636,070           580,117
   (6,148,734)          249,209
-------------     -------------
   (3,460,247)          859,267
-------------     -------------

    3,416,310           478,418
           --            (3,329)
   (3,209,380)       (1,321,467)
-------------     -------------
      206,930          (846,378)
-------------     -------------
   (3,253,317)           12,889


   26,102,552         9,265,490
-------------     -------------
$  22,849,235     $   9,278,379
=============     =============


2,600,272.876     1,242,335.611
           --         2,111.434

$    8.787245     $    7.455825





$    (263,888)    $       5,507
    1,454,038           196,168
      839,757           417,453
    4,716,466          (355,432)
-------------     -------------
    6,746,373           263,696
-------------     -------------

    5,588,848         1,377,492
   (1,927,508)         (509,351)
-------------     -------------
    3,661,340           868,141
-------------     -------------
   10,407,713         1,131,837


   15,694,839         8,133,653
-------------     -------------
$  26,102,552     $   9,265,490
=============     =============


2,585,231.406     1,365,900.174

$   10.096795     $    6.783431

                                      D-8

AMERICAN GENERAL LIFE INSURANCE COMPANY
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D

                                                                                                       DIVISIONS
                                                                                    ------------------------------------------------
                                                                                        UIF
                                                                                    INTERNATIONAL
                                                                                      MAGNUM          UIF FIXED       UIF HIGH YIELD
                                                                                     PORTFOLIO     INCOME PORTFOLIO     PORTFOLIO
                                                                                    -------------  -----------------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
      Net investment income (loss)                                                  $    (70,198)    $    157,977      $    924,543
      Net realized gain (loss) on investments                                            138,946          (15,274)         (177,052)
      Capital gain distributions from mutual funds                                       217,193               --                --
      Net unrealized appreciation (depreciation) of investments during the year       (1,692,002)         173,379        (1,870,295)
                                                                                    ------------     ------------      ------------
          Increase (decrease) in net assets resulting from operations                 (1,406,061)         316,082        (1,122,804)
                                                                                    ------------     ------------      ------------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments and net transfers                                       412,681           64,774           341,762
      Annuity benefits                                                                    (3,440)              --                --
      Terminations and withdrawals                                                      (857,767)        (393,254)         (911,163)
                                                                                    ------------     ------------      ------------
          Increase (decrease) in net assets resulting from principal transactions       (448,526)        (328,480)         (569,401)
                                                                                    ------------     ------------      ------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,854,587)         (12,398)       (1,692,205)

NET ASSETS:
      Beginning of year                                                               10,217,557        3,541,468         9,715,235
                                                                                    ------------     ------------      ------------
      End of year                                                                   $  8,362,970     $  3,529,070      $  8,023,030
                                                                                    ============     ============      ============

UNITS OUTSTANDING:
      Accumulation units end of year                                               1,370,364.520      577,064.511      1,495,578.925
      Annuity units end of year                                                        2,338.391               --                --

VALUE PER UNIT:                                                                     $   6.092339     $   6.115556      $   5.364498

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
      Net investment income (loss)                                                  $    (41,854)    $    122,033      $    630,709
      Net realized gain (loss) on investments                                            146,465           22,219            (6,888)
      Capital gain distributions from mutual funds                                        42,966              515                --
      Net unrealized appreciation (depreciation) of investments during the year        1,835,931         (238,183)         (132,502)
                                                                                    ------------     ------------      ------------
          Increase (decrease) in net assets resulting from operations                  1,983,508          (93,416)          491,319
                                                                                    ------------     ------------      ------------

PRINCIPAL TRANSACTIONS:
      Contract purchase payments and net transfers                                      (298,989)       1,059,150         1,769,599
      Terminations and withdrawals                                                      (416,878)        (255,752)         (379,452)
                                                                                    ------------     ------------      ------------
          Increase (decrease) in net assets resulting from principal transactions       (715,867)         803,398         1,390,147
                                                                                    ------------     ------------      ------------
      TOTAL INCREASE IN NET ASSETS                                                     1,267,641          709,982         1,881,466

NET ASSETS:
      Beginning of year                                                                8,949,916        2,831,486         7,833,769
                                                                                    ------------     ------------      ------------
      End of year                                                                   $ 10,217,557     $  3,541,468      $  9,715,235
                                                                                    ============     ============      ============

UNITS OUTSTANDING:
      Accumulation units end of year                                               1,447,995.815      634,362.949      1,596,774.639

VALUE PER UNIT:                                                                     $   7.056344     $   5.582715      $    6.084287

(1) Since the Plan of Reorganization and Liquidation, September 25, 2000

See accompanying notes.

                   DIVISIONS
----------------------------------------------
                                UIF U.S. REAL
  UIF MID CAP     UIF VALUE   ESTATE PORTFOLIO
VALUE PORTFOLIO   PORTFOLIO          (1)
---------------   ---------   ----------------

$    (295,221)  $     (57,531)   $     51,833
      663,578        (323,272)         (1,251)
    2,897,269         189,363          20,905
   (1,277,664)      2,904,297          69,108
-------------   -------------    ------------
    1,987,962       2,712,857         140,595
-------------   -------------    ------------

    1,968,165        (308,834)      4,118,589
       (4,166)         (2,819)           --
   (3,385,546)     (1,352,939)        (71,797)
-------------   -------------    ------------
   (1,421,547)     (1,664,592)      4,046,792
-------------   -------------    ------------
      566,415       1,048,265       4,187,387


   21,749,486      13,265,532            --
-------------   -------------    ------------
$  22,315,901   $  14,313,797    $  4,187,387
=============   =============    ============


2,289,685.029   2,140,304.927    447,150.974
    1,926.762       2,269.290            --

$    9.738081   $    6.680654    $   9.364593





$    (203,684)  $      19,651    $       --
      388,367        (221,418)           --
    2,619,598            --              --
      532,980        (206,819)           --
-------------   -------------    ------------
    3,337,261        (408,586)           --
-------------   -------------    ------------

    1,360,959         346,253            --
   (1,269,686)       (796,005)           --
-------------   -------------    ------------
       91,273        (449,752)           --
-------------   -------------    ------------
    3,428,534        (858,338)           --


   18,320,952      14,123,870            --
-------------   -------------    ------------
$  21,749,486   $  13,265,532    $       --
=============   =============    ============


2,439,321.278   2,446,769.893            --

$    8.916204   $    5.421651    $       --

NOTES TO FINANCIAL STATEMENTS
GENERATIONS DIVISIONS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

  The Generations Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in January 1997. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of ninety-one divisions. The Divisions, funded by series of the Van Kampen Life Investment Trust and The Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), available to Generations contract owners are as follows:

VAN KAMPEN LIFE INVESTMENT TRUST ("LIT") - CLASS I SHARES:          THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Domestic Income Portfolio                                           Asian Equity Portfolio
  Emerging Growth Portfolio                                           Emerging Markets Equity Portfolio
  Enterprise Portfolio                                                Equity Growth Portfolio
  Government Portfolio                                                Global Equity Portfolio
  Growth and Income Portfolio                                         International Magnum Portfolio
  Money Market Portfolio                                              Fixed Income Portfolio
  Strategic Stock Portfolio                                           High Yield Portfolio
                                                                      Mid Cap Value Portfolio
                                                                      Value Portfolio
                                                                      U.S. Real Estate Portfolio

  On May 1, 2000, a Plan of Reorganization and Liquidation was proposed for the Morgan Stanley Real Estate Securities Portfolio and was completed on September 25, 2000. The reorganization resulted in an automatic allocation of the Portfolio's assets to the U. S. Real Estate Portfolio, a series of The Universal Institutional Funds, Inc. Accordingly, the inception date for the U.S. Real Estate Portfolio Division reflects the original inception date of the Morgan Stanley Real Estate Securities Portfolio Division.

  On September 25, 2000, the Asian Equity Portfolio was closed to new contract owners.

  Net purchases are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of purchase payments allocated to a division.


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  SECURITY VALUATION - The investments in shares of Van Kampen LIT mutual funds and The Universal Institutional Funds, Inc. mutual funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.15% and the annual rate for the mortality and expense risk charge is 1.25%. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. A surrender charge is applicable to certain withdrawal amounts pursuant to the contract and is payable to the Company. The total maintenance charges and surrender charges collected for the year ended December 31, 2000 were $75,060 and $940,900, respectively.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION - CONTINUED

  The funds pay their investment advisers, Van Kampen Asset Management Inc., Morgan Stanley Investment Management, and Miller Anderson & Sherrerd, LLP, a monthly fee based on each fund's average net asset value.

  ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to either the 1983a Individual Annuity Mortality Table projected under Scale G factors or the annuity 2000 mortality table, depending on calendar year of annuitization. The assumed interest rate is 3.5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

  USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - SECURITY PURCHASES & SALES

   For the year ended December 31, 2000, the aggregate cost of purchases and proceeds from the sales of investments were:


                    FUNDS                                              PURCHASES                 SALES
-------------------------------------------------                      ---------                 -----
Van Kampen Life Investment Trust - Class I Shares
-------------------------------------------------
       Domestic Income Portfolio                                      $   972,448               $   500,204
       Emerging Growth Portfolio                                       21,891,260                10,075,489
       Enterprise Portfolio                                            10,874,220                 1,680,419
       Government Portfolio                                             3,698,314                 4,110,696
       Growth and Income Portfolio                                     10,728,159                 4,778,623
       Money Market Portfolio                                           5,423,890                 8,708,256
       Morgan Stanley Real Estate Securities Portfolio                    644,371                 4,870,382
       Strategic Stock Portfolio                                        2,176,959                 6,026,052
                                                                      -----------               -----------

                                                                       56,409,621                40,750,121
The Universal Institutional Funds, Inc.
---------------------------------------
       Asian Equity Portfolio                                           5,284,784                 5,040,275
       Emerging Markets Equity Portfolio                                1,797,901                 1,083,318
       Equity Growth Portfolio                                          5,520,518                 4,061,591
       Global Equity Portfolio                                          1,836,406                 2,049,565
       International Magnum Portfolio                                   1,545,610                 1,847,193
       Fixed Income Portfolio                                             744,975                   916,043
       High Yield Portfolio                                             1,948,568                 1,593,182
       Mid Cap Value Portfolio                                          5,274,767                 4,095,193
       Value Portfolio                                                  1,707,389                 3,240,878
       U.S. Real Estate Portfolio                                       4,217,270                    97,689
                                                                      -----------               -----------
                                                                       29,878,188                24,024,927

       TOTAL                                                          $86,287,809               $64,775,048
                                                                      ===========               ===========

SEPARATE ACCOUNT D - GENERATIONS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:

                                                                              NET      VALUE OF                    UNREALIZED
                                                                             ASSET    SHARES AT        COST OF    APPRECIATION/
                   FUNDS                                      SHARES         VALUE      MARKET      SHARES HELD   (DEPRECIATION)
                   -----                                      ------         -----    ---------     -----------   --------------
Van Kampen Life Investment Trust - Class I Shares:
     Domestic Income Portfolio                              614,743.70      $ 7.84  $  4,819,591   $  5,061,268   $   (241,677)
     Emerging Growth Portfolio                            1,474,195.09       41.44    61,090,645     50,100,328     10,990,317
     Enterprise Portfolio                                 1,777,218.67       20.28    36,041,995     39,233,121     (3,191,126)
     Government Portfolio                                   789,339.83        9.30     7,340,860      6,938,188        402,672
     Growth and Income Portfolio                          3,112,934.55       17.01    52,951,017     45,140,364      7,810,653
     Money Market Portfolio                               4,932,134.85        1.00     4,932,135      4,932,135             --
     Strategic Stock Portfolio                              993,867.47       11.96    11,886,655     11,605,539        281,116
                                                                                    ------------   ------------   ------------
                                                                                     179,062,898    163,010,943     16,051,955

The Universal Institutional Funds, Inc.:
     Asian Equity Portfolio                                 195,745.15        3.96       775,151      1,355,321       (580,170)
     Emerging Markets Equity Portfolio                      401,847.20        7.09     2,849,097      3,811,513       (962,416)
     Equity Growth Portfolio                              1,363,107.71       16.76    22,845,685     22,613,310        232,375
     Global Equity Portfolio                                703,330.84       13.19     9,276,934      9,103,743        173,191
     International Magnum Portfolio                         709,825.25       11.78     8,361,741      8,297,053         64,688
     Fixed Income Portfolio                                 335,728.28       10.51     3,528,504      3,574,389        (45,885)
     High Yield Portfolio                                 1,007,808.52        7.96     8,022,156     10,350,444     (2,328,288)
     Mid Cap Value Portfolio                              1,482,556.23       15.05    22,312,471     21,804,015        508,456
     Value Portfolio                                      1,088,330.29       13.15    14,311,543     12,696,615      1,614,928
     U.S. Real Estate Portfolio                             363,808.73       11.51     4,187,438      4,118,330         69,108
                                                                                    ------------   ------------   ------------
                                                                                      96,470,720     97,724,733     (1,254,013)

TOTAL                                                                               $275,533,618   $260,735,676   $ 14,797,942
                                                                                    ============   ============   ============

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2000

CONTRACTS IN ACCUMULATION PERIOD:

                                                                             DIVISIONS
                                    ---------------------------------------------------------------------------------------------
                                    VAN KAMPEN LIT      VAN KAMPEN LIT     VAN KAMPEN LIT     VAN KAMPEN LIT     VAN KAMPEN LIT
                                    DOMESTIC INCOME    EMERGING GROWTH       ENTERPRISE         GOVERNMENT      GROWTH AND INCOME
                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                    CLASS I SHARES     CLASS I SHARES      CLASS I SHARES     CLASS I SHARES     CLASS I SHARES
                                    --------------     ---------------     --------------     --------------     ----------------
Outstanding at beginning of period     444,681.126      2,666,685.028      1,410,215.575        767,290.730       5,433,558.335
Purchase payments                       24,903.997        498,274.680        148,782.286         22,774.431         409,926.173
Terminations and withdrawals           (38,315.376)      (289,518.893)       (92,801.550)      (126,362.832)       (400,798.763)
Transfers to annuity                             -        (74,965.491)        (7,224.698)                 -          (9,937.347)
Transfers between funds                 31,222.960        309,458.448        163,875.694         26,525.172         380,257.069
                                     --------------     --------------     --------------     --------------    ----------------
Outstanding at end of period           462,492.707      3,109,933.772      1,622,847.307        690,227.501       5,813,005.467
                                     ==============     ==============     ==============     ==============    ================

                                                        VAN KAMPEN LIT
                                                        MORGAN STANLEY
                                      VAN KAMPEN LIT      REAL ESTATE      VAN KAMPEN LIT
                                      MONEY MARKET        SECURITIES       STRATEGIC STOCK                        UIF EMERGING
                                       PORTFOLIO -         PORTFOLIO -       PORTFOLIO -       UIF ASIAN EQUITY   MARKETS EQUITY
                                      CLASS I SHARES     CLASS I SHARES    CLASS I SHARES         PORTFOLIO         PORTFOLIO
                                     ---------------    ---------------    ---------------     ----------------   --------------
Outstanding at beginning of period     959,626.899        497,669.105      2,749,248.760        308,047.085         675,252.263
Purchase payments                       98,291.875         13,741.755         24,144.760         22,522.463          70,144.892
Terminations and withdrawals          (280,998.128)       (27,077.279)      (447,480.741)       (50,015.291)       (123,408.696)
Transfers to annuity                             -                  -                  -                  -          (3,935.464)
Transfers between funds               (225,466.526)      (484,333.581)      (393,852.368)        21,597.687          95,906.894
                                     --------------     --------------     --------------     --------------    ----------------
Outstanding at end of period           551,454.120                  -      1,932,060.411        302,151.944         713,959.889
                                     ==============     ==============     ==============     ==============    ================

                                       UIF EQUITY     UIF GLOBAL EQUITY  UIF INTERNATIONAL  UIF FIXED INCOME     UIF HIGH YIELD
                                    GROWTH PORTFOLIO      PORTFOLIO      MAGNUM PORTFOLIO       PORTFOLIO           PORTFOLIO
                                    ----------------  -----------------  ----------------   -----------------    ---------------
Outstanding at beginning of period   2,585,231.406      1,365,900.174      1,447,995.815        634,362.949       1,596,774.639
Purchase payments                      197,135.819         85,215.762         45,937.635         20,456.839          29,749.231
Terminations and withdrawals          (302,125.489)      (193,106.396)      (122,044.097)       (69,369.856)       (156,022.134)
Transfers to annuity                   (11,110.892)        (2,685.314)       (13,181.748)                 -                   -
Transfers between funds                131,142.032        (12,988.615)        11,656.915         (8,385.421)         25,077.189
                                     --------------     --------------     --------------     --------------    ----------------
Outstanding at end of period         2,600,272.876      1,242,335.611      1,370,364.520        577,064.511       1,495,578.925
                                     ==============     ==============     ==============     ==============    ================

                                      UIF MID CAP      UIF GLOBAL EQUITY   UIF U.S. REAL
                                     UIF PORTFOLIO        PORTFOLIO       ESTATE PORTFOLIO
                                     -------------     -----------------  ----------------
Outstanding at beginning of period   2,439,321.278      2,446,769.893                  -
Purchase payments                      111,141.960         61,451.953            626.934
Terminations and withdrawals          (339,903.661)      (223,885.329)        (8,048.117)
Transfers to annuity                   (23,787.153)       (23,757.325)                 -
Transfers between funds                102,912.605       (120,274.265)       454,572.157
                                     --------------     --------------     --------------
Outstanding at end of period         2,289,685.029      2,140,304.927        447,150.974
                                     ==============     ==============     ==============

CONTRACTS IN ANNUITY PERIOD:
                                                                              DIVISIONS
                                     --------------------------------------------------------------------------------------------
                                      VAN KAMPEN LIT     VAN KAMPEN LIT
                                      EMERGING GROWTH      ENTERPRISE       UIF EMERGING
                                        PORTFOLIO -       PORTFOLIO -      MARKETS EQUITY    UIF GLOBAL EQUITY  UIF INTERNATIONAL
                                      CLASS I SHARES     CLASS I SHARES       PORTFOLIO          PORTFOLIO      MAGNUM PORTFOLIO
                                      ---------------    ---------------   --------------    -----------------  -----------------
Outstanding at beginning of period               -                  -                  -                  -                   -
Transfers between funds                 68,597.425            838.395          3,779.770          2,579.077           2,856.301
Annuity benefits                        (3,028.486)          (152.019)          (685.356)          (467.643)           (517.910)
                                     --------------     --------------     --------------     --------------    ----------------
Outstanding at end of period            65,568.939            686.376          3,094.414          2,111.434           2,338.391
                                     ==============     ==============     ==============     ==============    ================

                                       UIF MID CAP         UIF VALUE
                                     VALUE PORTFOLIO       PORTFOLIO
                                     ---------------       ---------
Outstanding at beginning of period               -                  -
Transfers between funds                  2,353.504          2,771.896
Annuity benefits                          (426.742)          (502.606)
                                     --------------     --------------
Outstanding at end of period             1,926.762          2,269.290
                                     ==============     ==============

SEPARATE ACCOUNT D - GENERATIONS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 1999

CONTRACTS IN ACCUMULATION PERIOD:

                                                                             DIVISIONS
                                    ---------------------------------------------------------------------------------------------
                                    VAN KAMPEN LIT      VAN KAMPEN LIT     VAN KAMPEN LIT     VAN KAMPEN LIT     VAN KAMPEN LIT
                                    DOMESTIC INCOME    EMERGING GROWTH       ENTERPRISE         GOVERNMENT      GROWTH AND INCOME
                                       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                    CLASS I SHARES     CLASS I SHARES      CLASS I SHARES     CLASS I SHARES     CLASS I SHARES
                                    --------------     ---------------     --------------     --------------     ----------------
Outstanding at beginning of period     349,478.346     1,387,157.729        981,102.075         645,398.780        4,147,031.927
Purchase payments                       33,212.570       611,295.595        206,679.665         124,949.263          724,807.413
Terminations and withdrawals           (29,085.883)      (82,725.292)       (46,972.157)        (51,215.453)        (326,301.850)
Transfers to annuity                            --                --                 --                  --                   --
Transfers between funds                 91,076.093       750,956.996        269,405.992          48,158.140          888,020.845
                                     -------------     -------------      -------------         -----------        -------------
Outstanding at end of period           444,681.126     2,666,685.028      1,410,215.575         767,290.730        5,433,558.335
                                     =============     =============      =============         ===========        =============

                                                        VAN KAMPEN LIT
                                                        MORGAN STANLEY
                                      VAN KAMPEN LIT      REAL ESTATE      VAN KAMPEN LIT
                                      MONEY MARKET        SECURITIES       STRATEGIC STOCK                        UIF EMERGING
                                       PORTFOLIO -         PORTFOLIO -       PORTFOLIO -       UIF ASIAN EQUITY   MARKETS EQUITY
                                      CLASS I SHARES     CLASS I SHARES    CLASS I SHARES         PORTFOLIO         PORTFOLIO
                                     ---------------    ---------------    ---------------     ----------------   --------------
Outstanding at beginning of period     396,621.092       637,896.039      2,531,896.466         231,259.462          582,059.420
Purchase payments                      188,678.463        12,627.560        133,169.716          16,635.176           78,969.472
Terminations and withdrawals          (215,166.605)      (44,314.621)       (67,858.346)         (2,706.240)         (28,187.062)
Transfers to annuity                            --                --                 --                  --                   --
Transfers between funds                589,493.949      (108,539.873)       152,040.924          62,858.687           42,410.433
                                     -------------     -------------      -------------         -----------        -------------
Outstanding at end of period           959,626.899       497,669.105      2,749,248.760         308,047.085          675,252.263
                                     =============     =============      =============         ===========        =============

                                       UIF EQUITY     UIF GLOBAL EQUITY  UIF INTERNATIONAL  UIF FIXED INCOME     UIF HIGH YIELD
                                    GROWTH PORTFOLIO      PORTFOLIO      MAGNUM PORTFOLIO       PORTFOLIO           PORTFOLIO
                                    ----------------  -----------------  ----------------   -----------------    ---------------
Outstanding at beginning of period   2,137,697.309     1,230,933.378      1,565,948.526         492,032.803        1,359,950.410
Purchase payments                      273,220.538        89,250.115         37,489.382          68,809.263          174,236.155
Terminations and withdrawals          (234,321.994)      (76,507.903)       (67,640.539)        (45,145.093)         (64,073.246)
Transfers to annuity                            --                --                 --                  --                   --
Transfers between funds                408,635.553       122,224.584        (87,801.554)        118,665.976          126,661.320
                                     -------------     -------------      -------------         -----------        -------------
Outstanding at end of period         2,585,231.406     1,365,900.174      1,447,995.815         634,362.949        1,596,774.639
                                     =============     =============      =============         ===========        =============

                                      UIF MID CAP        UIF VALUE
                                    VALUE PORTFOLIO      PORTFOLIO
                                    ---------------    -------------
Outstanding at beginning of period   2,433,905.631     2,522,464.631
Purchase payments                      193,794.631       122,260.051
Terminations and withdrawals          (164,456.726)     (141,635.765)
Transfers to annuity                            --                --
Transfers between funds                (23,922.258)      (56,319.024)
                                     -------------     -------------
Outstanding at end of period         2,439,321.278     2,446,769.893
                                     =============     =============

[Ernst & Young Letterhead]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 5, 2001


                                                  /s/ Ernst & Young

                    American General Life Insurance Company

                          Consolidated Balance Sheets


                                                                                    December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $27,098,978 in 2000 and $27,725,167 in 1999)                       $    26,991,695  $    27,029,409
   Equity securities, at fair value (cost - $413,959 in 2000 and
      $198,640 in 1999)                                                          413,908          237,065
   Mortgage loans on real estate                                               2,084,299        1,918,956
   Policy loans                                                                1,297,438        1,234,729
   Investment real estate                                                        124,117          125,563
   Other long-term investments                                                    46,833          129,155
   Short-term investments                                                        140,496          123,779
                                                                       ------------------------------------
Total investments                                                             31,098,786       30,798,656

Cash                                                                              44,747           45,983
Investment in Parent Company (cost - $8,597 in 2000
   and 1999)                                                                      57,019           53,083
Indebtedness from affiliates                                                      78,225           75,195
Accrued investment income                                                        472,187          482,652
Accounts receivable                                                              664,395          186,592
Deferred policy acquisition costs                                              2,090,810        1,956,653
Property and equipment                                                            80,665           78,908
Other assets                                                                     228,685          250,299
Assets held in separate accounts                                              22,225,525       23,232,419
                                                                       ------------------------------------
Total assets                                                             $    57,041,044  $    57,160,440
                                                                       ====================================

                          Consolidated Balance Sheets

                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                                $    29,524,610  $    29,901,842
   Other policy claims and benefits payable                                       47,369           53,326
   Other policyholders' funds                                                    388,433          371,632
   Federal income taxes                                                          466,314          375,332
   Indebtedness to affiliates                                                      6,909            7,086
   Other liabilities                                                             920,570          372,416
   Liabilities related to separate accounts                                   22,225,525       23,232,419
                                                                       ------------------------------------
Total liabilities                                                             53,579,730       54,314,053

Shareholder's equity:
   Common stock, $10 par value, 600,000 shares
      authorized, issued, and outstanding                                          6,000            6,000
   Preferred stock, $100 par value, 8,500 shares
      authorized, issued, and outstanding                                            850              850
   Additional paid-in capital                                                  1,370,821        1,371,687
   Accumulated other comprehensive loss                                          (31,466)        (356,865)
   Retained earnings                                                           2,115,109        1,824,715
                                                                       ------------------------------------
Total shareholder's equity                                                     3,461,314        2,846,387

                                                                       ------------------------------------
Total liabilities and shareholder's equity                               $    57,041,044  $    57,160,440
                                                                       ====================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Revenues:
   Premiums and other considerations                   $       659,901   $       540,029  $       470,238
   Net investment income                                     2,362,694         2,348,196        2,316,933
   Net realized investment gains (losses)                      (98,109)            5,351          (33,785)
   Other                                                       134,769            82,581           69,602
                                                     ------------------------------------------------------
Total revenues                                               3,059,255         2,976,157        2,822,988

Benefits and expenses:
   Benefits                                                  1,775,120         1,719,375        1,788,417
   Operating costs and expenses                                481,107           495,606          467,067
   Interest expense                                                734                74               15
   Litigation settlement                                             -                 -           97,096
                                                     ------------------------------------------------------
Total benefits and expenses                                  2,256,961         2,215,055        2,352,595
                                                     ------------------------------------------------------
Income before income tax expense                               802,294           761,102          470,393

Income tax expense                                             260,860           263,196          153,719
                                                     ------------------------------------------------------
Net income                                             $       541,434   $       497,906  $       316,674
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Common stock:
   Balance at beginning of year                        $         6,000    $        6,000   $        6,000
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                           6,000             6,000            6,000

Preferred stock:
   Balance at beginning of year                                    850               850              850
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                             850               850              850

Additional paid-in capital:
   Balance at beginning of year                              1,371,687         1,368,089        1,184,743
   Capital contribution from Parent Company                          -                 -          182,284
   Other changes during year                                      (866)            3,598            1,062
                                                     ------------------------------------------------------
Balance at end of year                                       1,370,821         1,371,687        1,368,089

Accumulated other comprehensive (loss) income:
      Balance at beginning of year                            (356,865)          679,107          427,526
      Change in unrealized gains (losses) on
         securities                                            325,399        (1,035,972)         251,581
                                                     ------------------------------------------------------
Balance at end of year                                         (31,466)         (356,865)         679,107

Retained earnings:
   Balance at beginning of year                              1,824,715         1,514,489        1,442,495
   Net income                                                  541,434           497,906          316,674
   Dividends paid                                             (251,040)         (187,680)        (244,680)
                                                     ------------------------------------------------------
Balance at end of year                                       2,115,109         1,824,715        1,514,489
                                                     ------------------------------------------------------
Total shareholder's equity                             $     3,461,314    $    2,846,387   $    3,568,535
                                                     ======================================================

See accompanying notes.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Net income                                              $    541,434     $       497,906   $    316,674
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: $435,000; ($1,581,500);
      $341,000)                                              282,743          (1,027,977)       222,245
   Less: gains (losses) realized in net income               (42,656)              7,995        (29,336)
                                                     ------------------------------------------------------
   Change in net unrealized gains (losses) on
      securities (pretax: $500,000;
      ($1,593,800); $387,000)                                325,399          (1,035,972)       251,581
                                                     ------------------------------------------------------
Comprehensive (loss) income                             $    866,833     $      (538,066)  $    568,255
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                                          Year ended December 31
                                                                              2000                  1999                  1998
                                                                    ----------------------------------------------------------------
                                                                                                (In Thousands)
Operating activities
Net income                                                            $        541,434      $        497,906      $        316,674
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                           (477,803)               10,004                11,613
      Change in future policy benefits and other policy claims              (2,566,783)           (2,422,221)             (866,428)
      Amortization of policy acquisition costs                                  23,443               101,066               125,062
      Policy acquisition costs deferred                                       (299,306)             (307,854)             (244,196)
      Change in other policyholders' funds                                      16,801               (26,955)                  273
      Provision for deferred income tax expense                                 57,228                85,257                15,872
      Depreciation                                                              28,677                24,066                19,418
      Amortization                                                              22,831               (30,894)              (26,775)
      Change in indebtedness to/from affiliates                                 (3,207)               74,814               (51,116)
      Change in amounts payable to brokers                                     478,132               (43,321)                 (894)
      Net loss on sale of investments                                           52,670                45,379                37,016
      Other, net                                                                47,646              (170,413)               57,307
                                                                    ----------------------------------------------------------------
Net cash used in operating activities                                       (2,078,237)           (2,163,166)             (606,174)

Investing activities
Purchases of investments and loans made                                    (33,436,962)          (44,508,908)          (28,231,615)
Sales or maturities of investments and receipts from
   repayment of loans                                                       33,627,301            43,879,377            26,656,897
Sales and purchases of property, equipment, and
   software, net                                                               (45,078)              (87,656)             (105,907)
                                                                    ----------------------------------------------------------------
Net cash provided by (used in) investing activities                            145,261              (717,187)           (1,680,625)

Financing activities
Policyholder account deposits                                                6,144,393             5,747,658             4,688,831
Policyholder account withdrawals                                            (3,960,747)           (2,754,915)           (2,322,307)
Dividends paid                                                                (251,040)             (187,680)             (244,680)
Capital contribution from Parent                                                     -                     -               182,284
Other                                                                             (866)                3,598                 1,062
                                                                    ----------------------------------------------------------------
Net cash provided by financing activities                                    1,931,740             2,808,661             2,305,190
                                                                    ----------------------------------------------------------------
(Decrease) increase in cash                                                     (1,236)              (71,692)               18,391
Cash at beginning of year                                                       45,983               117,675                99,284
                                                                    ----------------------------------------------------------------
Cash at end of year                                                   $         44,747      $         45,983      $        117,675
                                                                    ================================================================

Interest paid amounted to approximately $50,673,000, $2,026,000, and $420,000 in 2000, 1999, and 1998, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2000


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. Accounting Policies

1.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2000.

Statutory financial statements differ from GAAP financial statements. Significant differences were as follows (in thousands):

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Net income:
   Statutory net income (2000 net income is
      unaudited)                                       $     360,578     $     350,294    $     259,903
   Deferred policy acquisition costs and cost
      of insurance purchased                                 302,965           200,285          116,597
   Deferred income taxes                                     (85,401)          (86,456)         (53,358)
   Adjustments to policy reserves                              4,717            23,110           52,445
   Goodwill amortization                                      (1,910)           (2,437)          (2,033)
   Net realized gain (loss) on investments, net
      of tax                                                 (62,075)            2,246           41,488
   Litigation settlement                                           -                 -          (63,112)
   Other, net                                                 22,560            10,864          (35,256)
                                                     ------------------------------------------------------
GAAP net income                                        $     541,434     $     497,906    $     316,674
                                                     ======================================================

Shareholders' equity:
   Statutory capital and surplus (2000 balance
      is unaudited)                                    $   1,908,887     $   1,753,570    $   1,670,412
   Deferred policy acquisition costs                       2,090,810         1,975,667        1,109,831
   Deferred income taxes                                    (457,054)         (350,258)        (698,350)
   Adjustments to policy reserves                           (250,808)         (202,150)        (274,532)
   Acquisition-related goodwill                               27,069            52,317           54,754
   Asset valuation reserve ("AVR")                           353,818           351,904          310,564
   Interest maintenance reserve ("IMR")                       18,942            53,226           27,323
   Investment valuation differences                         (121,982)         (683,500)       1,487,658
   Surplus from separate accounts                           (155,471)         (180,362)        (174,447)
   Other, net                                                 47,103            75,973           55,322
                                                     ------------------------------------------------------
Total GAAP shareholders' equity                        $   3,461,314     $   2,846,387    $   3,568,535
                                                     ======================================================

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting (continued)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2000 and 1999, insurance investment contracts of $25.0 million and $25.9 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments

Fixed Maturity and Equity Securities

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000 and 1999. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. Our trading security portfolio was immaterial at year-end 2000 and 1999. Realized and unrealized gains (losses) related to trading securities are included in net investment income, however, trading securities did not have a material effect on net investment income in 2000, 1999, and 1998.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

Mortgage Loans

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments (continued)

Policy Loans

Policy loans are reported at unpaid principal balance.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2000, CIP of $15.6 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 2.5% to 7.88%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 Other Assets

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduce goodwill to an amount that results in the book value of the subsidiary approximating fair value.

1.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2000.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $20 million, $28 million, and $63 million, during 2000, 1999, and 1998, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 Participating Policy Contracts

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2000 and 1999.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.11 Participating Policy Contracts (continued)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.4 million, $4.6 million, and $4.9 million in 2000, 1999, and 1998, respectively.

1.12 Income Taxes

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.13 Accounting Changes

SFAS 133

On January 1, 2001, the Company will adopt Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

The adoption of SFAS 133 is not expected to have a material impact on the company's results of operations and financial position in future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

Codification

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes will not result in a significant reduction in the Company's statutory basis-capital and surplus as of adoption.

                    American General Life Insurance Company

2. Investments

2.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Investment income:
   Fixed maturities                                    $   2,050,503     $   2,118,794    $   2,101,730
   Equity securities                                          22,996            17,227            1,813
   Mortgage loans on real estate                             159,414           134,878          148,447
   Investment real estate                                     22,749            20,553           23,139
   Policy loans                                               71,927            69,684           66,573
   Other long-term investments                                13,062             7,539            3,837
   Short-term investments                                     66,296            24,874           15,492
   Investment income from affiliates                          10,733             8,695           10,536
                                                     ------------------------------------------------------
Gross investment income                                    2,417,680         2,402,244        2,371,567
Investment expenses                                           54,986            54,048           54,634
                                                     ------------------------------------------------------
Net investment income                                  $   2,362,694     $   2,348,196    $   2,316,933
                                                     ======================================================

The carrying value of investments that produced no investment income during 2000 was less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2000, 1999, or 1998.

                    American General Life Insurance Company

2. Investments (continued)

2.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Fixed maturities:
   Gross gains                                         $      62,856     $     118,427     $     20,109
   Gross losses                                             (174,057)         (102,299)         (62,657)
                                                     ------------------------------------------------------
Total fixed maturities                                      (111,201)           16,128          (42,548)
Equity securities                                                  -               793              645
Other investments                                             13,092           (11,570)           8,118
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                (98,109)            5,351          (33,785)
Income tax expense (benefit)                                 (34,338)            1,874          (11,826)
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   after tax                                           $     (63,771)    $       3,477     $    (21,959)
                                                     ======================================================

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                                 Gross            Gross
                                               Amortized       Unrealized        Unrealized          Fair
                                                 Cost            Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $    18,495,450   $       420,049   $    (420,341)   $    18,495,158
      Below investment-grade                     1,662,879            14,888        (287,880)         1,389,887
   Mortgage-backed securities*                   6,340,762           145,597          (5,907)         6,480,452
   U.S. government obligations                     215,220            22,526             (21)           237,725
   Foreign governments                             209,305             7,402          (1,655)           215,052
   State and political subdivisions                168,302             2,940          (4,821)           166,421
   Redeemable preferred stocks                       7,060                 -             (60)             7,000
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    27,098,978   $       613,402   $    (720,685)   $    26,991,695
                                         ========================================================================
Equity securities                          $       413,959   $        10,146   $     (10,197)   $       413,908
                                         ========================================================================
Investment in Parent Company               $         8,597   $        48,422   $           -    $        57,019
                                         ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

                                                                   Gross              Gross
                                                 Amortized       Unrealized         Unrealized          Fair
                                                   Cost             Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 1999 Fixed maturity securities:
   Corporate securities:
      Investment-grade                        $  19,455,518     $ 134,003         $ (704,194)      $ 18,885,326
      Below investment-grade                      1,368,494        11,863           (114,260)         1,266,098
   Mortgage-backed securities*                    6,195,003        45,022            (74,746)         6,165,279
   U.S. government obligations                      276,621        15,217             (2,376)           289,462
   Foreign governments                              245,782         5,774             (1,767)           249,789
   State and political subdivisions                 154,034           499            (10,836)           143,697
   Redeemable preferred stocks                       29,715            43                  -             29,758
                                            ------------------------------------------------------------------------
Total fixed maturity securities               $  27,725,167     $ 212,421         $ (908,179)      $ 27,029,409
                                            ========================================================================
Equity securities                             $     198,640     $  39,381         $     (956)      $    237,065
                                            ========================================================================
Investment in Parent Company                  $       8,597     $  44,486         $        -       $     53,083
                                            ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                            2000              1999
                                                      -------------------------------
                                                            (In Thousands)
Gross unrealized gains                                  $   671,970     $    296,288
Gross unrealized losses                                    (730,882)        (909,135)
DPAC and other fair value adjustments                        23,119          200,353
Deferred federal income taxes                                 4,330           55,631
Other                                                            (3)              (2)
                                                      --------------------------------
Net unrealized losses on securities                     $   (31,466)    $   (356,865)
                                                      ================================

The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                   2000                             1999
                                    -----------------------------------------------------------------------
                                         Amortized         Market         Amortized        Market
                                           Cost             Value           Cost            Value
                                    -----------------------------------------------------------------------
                                              (In thousands)                     (In thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
      Due in one year or less         $   832,001      $    833,695     $   810,124       $   813,683
      Due after one year through
         five years                     5,539,620         5,562,918       5,380,557         5,394,918
      Due after five years through
         ten years                      7,492,395         7,433,403       8,350,207         8,080,065
      Due after ten years               6,894,200         6,681,227       6,988,799         6,575,461
Mortgage-backed securities              6,340,762         6,480,452       6,195,480         6,165,282
                                    -----------------------------------------------------------------------
Total fixed maturity securities       $27,098,978      $ 26,991,695     $27,725,167       $27,029,409
                                    =======================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $12.3 billion, and $5.4 billion, during 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2000 and 1999:

                                      Outstanding    Percent of        Percents
                                        Amount          Total        Nonperforming
                                     ---------------------------------------------
                                     (In Millions)
December 31, 2000
Geographic distribution:
   South Atlantic                        $     461        22.0%          0.0%
   Pacific                                     374        17.9           7.6
   West South Central                          200         9.6           0.0
   East South Central                          158         7.6           0.0
   East North Central                          290        13.9           0.0
   Mid-Atlantic                                374        18.0           0.0
   Mountain                                     89         4.3           0.0
   West North Central                           68         3.3           0.0
   New England                                  79         3.8           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

Property type:
   Retail                                $     596        28.5%          0.0%
   Office                                      900        43.2           3.2
   Industrial                                  300        14.4           0.0
   Apartments                                  181         8.7           0.0
   Hotel/motel                                  77         3.7           0.0
   Other                                        39         1.9           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate (continued)

                                  Outstanding        Percent of         Percent
                                    Amount             Total          Nonperforming
                                -------------------------------------------------------
                                 (In Millions)
December 31, 1999
Geographic distribution:
   South Atlantic                   $     470            24.6%             0.2%
   Pacific                                363            18.9              7.8
   Mid-Atlantic                           185             9.6              0.0
   East North Central                     144             7.5              0.0
   Mountain                               256            13.3              0.0
   West South Central                     323            16.8              0.9
   East South Central                     107             5.6             13.8
   West North Central                      43             2.2              0.0
   New England                             44             2.3              0.0
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Property type:
   Office                           $     628            32.6%             2.5%
   Retail                                 746            38.9              4.2
   Industrial                             302            15.7              0.0
   Apartments                             189             9.9              0.0
   Hotel/motel                             46             2.4              0.0
   Other                                   24             1.3              0.2
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. Deferred Policy Acquisitions Costs

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            2000              1999                1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Balance at January 1                                   $     1,956,653   $     1,087,718    $       835,031
   Capitalization                                              174,379           191,143            135,023
   Accretion of interest                                       124,927           116,711            109,173
   Amortization                                                (23,443)         (101,066)          (125,062)
   Effect of net realized and unrealized gains
      (losses) on securities                                  (141,706)          662,147            133,553
                                                     --------------------------------------------------------
Balance at December 31                                 $     2,090,810   $     1,956,653    $     1,087,718
                                                     ========================================================

4. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Goodwill                                               $      27,069    $      52,317
Cost of insurance purchased ("CIP")                           15,598           19,014
Computer software                                             73,215          117,571
Other                                                        112,803           61,397
                                                     ------------------------------------
Total other assets                                     $     228,685    $     250,299
                                                     ====================================

                    American General Life Insurance Company

4. Other Assets (continued)

A rollforward of CIP for the year ended December 31, 2000, was as follows:

                                                       2000              1999
                                                 ------------------------------------
                                                           (In Thousands)
Balance at January 1                               $      19,014    $      22,113
Accretion of interest at 5.02%                               788              926
Amortization                                              (3,432)          (4,025)
Other changes                                               (772)               -
                                                 ------------------------------------
Balance at December 31                             $      15,598    $      19,014
                                                 ====================================

5. Federal Income Taxes

5.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                    December 31
                                                              2000              1999
                                                        ------------------------------------
                                                                  (In Thousands)
Current tax (receivable) payable                          $       9,260    $      25,074
Deferred tax liabilities, applicable to:
   Net income                                                   463,117          405,889
   Net unrealized investment gains                               (6,063)         (55,631)
                                                        ------------------------------------
Total deferred tax liabilities                                  457,054          350,258
                                                        ------------------------------------
Total current and deferred tax liabilities                $     466,314    $     375,332
                                                        ====================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                     $     624,393    $     601,678
   Basis differential of investments                                            55,603                -
   Other                                                                       143,307          171,763
                                                                        ------------------------------------
Total deferred tax liabilities                                                 823,303          773,441

Deferred tax assets applicable to:
   Policy reserves                                                            (285,488)        (215,465)
   Basis differential of investments                                                 -         (158,421)
   Other                                                                       (89,761)        (141,236)
                                                                       ------------------------------------
Total deferred tax assets before valuation allowance                          (375,249)        (515,122)
Valuation allowance                                                              9,000           91,939
                                                                       ------------------------------------
Total deferred tax assets, net of valuation allowance                         (366,249)        (423,183)
                                                                       ------------------------------------
Net deferred tax liabilities                                             $     457,054    $     350,258
                                                                       ====================================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income form operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2000, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.2 Tax Expense

Components of income tax expense for the years were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Current expense                                         $    174,263      $    176,725     $    134,344
Deferred expense (benefit):
   Deferred policy acquisition cost                           82,739            65,377           33,230
   Policy reserves                                            12,738           (22,654)           2,189
   Basis differential of investments                          14,627            (4,729)          11,969
   Litigation settlement                                       2,764            22,641          (33,983)
   Year 2000                                                       -                 -           (9,653)
   Internally developed software                               3,702            18,654                -
   Other, net                                                (29,973)            7,182           15,623
                                                     ------------------------------------------------------
Total deferred expense                                        86,597            86,471           19,375
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                                   $    279,241      $    266,386     $    164,638
Tax-exempt investment income                                 (16,654)          (16,423)         (11,278)
Goodwill                                                         669               853              712
Other                                                         (2,396)           12,380             (353)
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.3 Taxes Paid

Income taxes paid amounted to approximately $182 million, $126 million, and $159 million, in 2000, 1999, and 1998, respectively.

5.4 Tax Return Examinations

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1999. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. Transactions With Affiliates

Affiliated notes and accounts receivable were as follows:

                                               December 31, 2000                December 31, 1999
                                       --------------------------------------------------------------------
                                           Par Value       Book Value       Par Value       Book Value
                                       --------------------------------------------------------------------
                                                                 (In Thousands)
American General Corporation,
   9%, due 2008                           $     4,725      $     3,486     $    4,725       $     3,410
American General Corporation,
   Promissory notes, due 2004                   9,786            9,786         12,232            12,232
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                           25,321           25,321         27,378            27,378
                                       --------------------------------------------------------------------
Total notes receivable from affiliates         39,832           38,593         44,335            43,020
Accounts receivable from affiliates                 -           39,632              -            32,175
                                       --------------------------------------------------------------------
Indebtedness from affiliates              $    39,832      $    78,225     $   44,335       $    75,195
                                       ====================================================================

                    American General Life Insurance Company

6. Transactions With Affiliates (continued)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $85,002,378, $55,318,000, and $46,921,000, for such services in
2000, 1999, and 1998, respectively. Accounts payable for such services at December 31, 2000 and 1999 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $171,650,000, $138,885,000, and $66,550,000, for such services and rent in 2000, 1999, and
1998, respectively. Accounts receivable for rent and services at December 31, 2000 and 1999 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. Benefit Plans

7.1 Pension Plans

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 65% and 28%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $58 million.

The components of pension (income) expense and underlying assumptions were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Service cost                                            $      4,605      $      3,575     $      3,693
Interest cost                                                  9,818             7,440            6,289
Expected return on plan assets                               (17,815)          (12,670)          (9,322)
Amortization                                                    (918)             (820)            (557)
Recognized Net Actuarial Loss/(Gain)                            (868)                -                -
                                                     ------------------------------------------------------
Pension (income) expense                                $     (5,178)     $     (2,475)    $        103
                                                     ======================================================

Discount rate on benefit obligation                             8.00%             7.75%            7.00%
Rate of increase in compensation levels                         4.50%             4.25%            4.25%
Expected long-term rate of return on plan assets
                                                               10.35%            10.35%           10.25%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:


                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
Projected benefit obligation (PBO)                        $    130,175     $    100,600
Plan assets at fair value                                      187,266          145,863
                                                       ------------------------------------
Plan assets at fair value in excess of PBO                      57,091           45,263
Other unrecognized items, net                                  (32,730)         (26,076)
                                                       ------------------------------------
Prepaid pension expense                                   $     24,361     $     19,187
                                                       ====================================

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The change in PBO was as follows:

                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
PBO at January 1                                          $    100,600     $     96,554
Service and interest costs                                      14,423           11,015
Benefits paid                                                   (5,394)          (4,919)
Actuarial loss                                                   1,668          (12,036)
Amendments, transfers, and acquisitions                         18,878            9,986
                                                       ------------------------------------
PBO at December 31                                        $    130,175     $    100,600
                                                       ====================================

The change in the fair value of plan assets was as follows:

                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Fair value of plan assets at January 1                  $    145,863     $    120,898
Actual return on plan assets                                   9,249           17,934
Benefits paid                                                 (5,344)          (4,919)
Acquisitions and other                                        37,498           11,950
                                                     ------------------------------------
Fair value of plan assets at December 31                $    187,266     $    145,863
                                                     ====================================

Postretirement Benefits Other Than Pensions

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.2 Postretirement Benefits Other Than Pensions (continued)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 2000, 1999, and 1998 was $35,000, $254,000, and $60,000, respectively. The accrued liability for postretirement benefits was $20.5 million and $18.8 million at December 31, 2000, 1999, and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. Derivative Financial Instruments

8.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk. The Company uses interest rate and currency swap agreements and options to enter into interest rate swap agreements. The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

8.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2000        1999
                                                                       ---------------------------
                                                                           (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                        $   160      $    160
   Average receive rate                                                      6.74%         6.73%
   Average pay rate                                                          6.94%         6.55%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                   $    74      $    124
      Average exchange rate                                                  1.43          1.50
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                   $    23      $     23
      Average exchange rate                                                  1.85          0.65

8.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.3 Swaptions (continued)

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                           2000          1999
                                      ------------------------------
                                          (Dollars in Millions)
Call swaptions:
   Notional amount                       $    723      $   3,780
   Average strike rate                       5.00%          4.52%

Put swaptions:
   Notional amount                       $    790      $   2,140
   Average strike rate                       8.70%          8.60%

8.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                   2000                      1999
                                           Fair       Carrying         Fair       Carrying
                                          Value        Amount         Value        Amount
                                    ----------------------------------------------------------------
                                                                (In millions)
Assets
Fixed maturity and equity securities    $ 27,406      $  27,406       $  27,266      $ 27,266
Mortgage loans on real estate              2,090          2,084           1,829         1,919
Policy loans                               1,357          1,297           1,205         1,235
Short-term investments                       140            140             124           124
Assets held in separate accounts          22,226         22,226          23,232        23,232

Liabilities
Insurance investment contracts            25,038         25,328          24,099        25,917
Liabilities related to separate
    accounting                            22,226         22,226          23,232        23,232

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

         Derivative Financial Instruments

         If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $4.7 million at December 31, 2000 and 1999, respectively, and received $11.4 million and $2.3 million at December 31, 2000 and 1999. These fair values were estimated using cash flows discounted at current market rates.

         Insurance Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Indebtedness From Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. Dividends Paid

American General Life Insurance Company paid $251 million, $187 million, and $244 million, in dividends on common stock to AGC Life Insurance Company in 2000, 1999, and 1998, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2000, 1999, and 1998.

11. Restrictions, Commitments, and Contingencies

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2000, approximately $3.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.3 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2000, the Company has a remaining market conduct litigation liability of $6.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2000 and 1999, the Company has accrued $3.8 million and $8.6 million, respectively, for guaranty fund assessments, net of $-0- million and $3.4 million, respectively, of premium tax deductions. The Company has recorded receivables of $5.9 million and $4.4 million at December 31, 2000 and 1999, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.2 million, $2.1 million, and $3.6 million, in 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

12. Reinsurance

Reinsurance transactions for the years ended December 31, 2000, 1999, and 1998 were as follows:

                                                            Ceded to        Assumed                          Percentage
                                                Gross         Other        From Other                        of Amount
                                               Amount       Companies      Companies        Net Amount      Assumed to Net
                                         -----------------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Life insurance in force                    $ 53,258,777    $ 21,254,765     $    401,854    $ 32,405,866        1.24%
                                         ====================================================================
Premiums:
   Life insurance and annuities                 138,418          77,566              810          61,662        1.31%
   Accident and health insurance                    877             127                -             750        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    139,295    $     77,693     $        810    $     62,412        1.30%
                                         ====================================================================
December 31, 1999
Life insurance in force                    $ 50,060,334    $ 17,056,734     $    524,062    $ 33,527,662        1.56%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $    101,900    $     49,530     $        252    $     52,622        0.48%
   Accident and health insurance                    977              84                -             893        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    102,877    $     49,614     $        252    $     53,515        0.47%
                                         ====================================================================
December 31, 1998
Life insurance in force                    $ 46,057,031    $ 13,288,183     $    629,791    $ 33,398,639        1.89%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $     90,298    $     42,235     $        117    $     48,180        0.24%
   Accident and health insurance                  1,134              87                -           1,047        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $     91,432    $     42,322     $        117    $     49,227        0.24%
                                         ====================================================================

Reinsurance recoverable on paid losses was approximately $12.2 million, $8.0 million, and $7.7 million, at December 31, 2000, 1999, and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $3.2 million, $10.5 million, and $2.5 million, at December 31, 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

13. Division Operations

13.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. Division Operations

13.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                                Revenues                  Income Before Taxes                   Earnings
                     ------------------------------------------------------------------------------------------------
                        2000      1999      1998       2000       1999       1998       2000       1999      1998
                     ------------------------------------------------------------------------------------------------
                                                              (In Millions)
Retirement Services    $ 2,215   $ 2,088   $ 1,987    $   702    $  567    $  469     $   463     $  374    $ 315
Life Insurance             942       883       870        199       191       162         143        123      107
                     ------------------------------------------------------------------------------------------------
Total divisions          3,157     2,971     2,857        901       758       631         606        497      422
Goodwill amortization        -         -         -         (1)       (2)       (2)         (1)        (2)      (2)
RG (L)                     (98)        5       (34)       (98)        5       (34)        (64)         3      (22)
Nonrecurring items           -         -         -          -         -      (125)(a)       -          -      (81)(a)
                     ------------------------------------------------------------------------------------------------
Total consolidated     $ 3,059   $ 2,976   $ 2,823    $   802    $  761    $  470     $   541     $  498    $ 317
                     ================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                                                 Assets                       Liabilities
                                                    -----------------------------------------------------------------
                                                                              December 31
                                                    -----------------------------------------------------------------
In millions                                               2000            1999            2000            1999
                                                    -----------------------------------------------------------------
Retirement Services                                    $    46,356     $    47,323     $    43,970     $    45,359
Life Insurance                                              10,685           9,837           9,610           8,955
                                                    -----------------------------------------------------------------
Total consolidated                                     $    57,041     $    57,160     $    53,580     $    54,314
                                                    =================================================================

                    American General Life Insurance Company

14. Subsequent Event

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

                                    PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)     Financial Statements

          PART A:  None

          PART B:

            (1) Financial Statements of the Generations Divisions of American General Life Insurance Company Separate Account D:

                  Report of Ernst & Young LLP, Independent Auditors
                  Statement of Net Assets as of December 31, 2000
                  Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended
                     December 31, 2000 and 1999
                  Notes to Financial Statements

            (2) Consolidated Financial Statements of American General Life Insurance Company:

                  Report of Ernst & Young LLP, Independent Auditors Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Income for the years ended
                     December 31, 2000, 1999 and 1998
                  Consolidated Statements of Shareholder's Equity for the
                     years ended December 31, 2000, 1999, and 1998
                  Consolidated Statements of Comprehensive Income for the
                     years ended December 31, 2000, 1999, and 1998
                  Consolidated Statements of Cash Flows for the years
                     ended December 31, 2000, 1999, and 1998
                  Notes to Consolidated Financial Statements

          PART C:  None

       (b)     Exhibits

1(a) American General Life Insurance Company of Delaware Board of Directors resolution authorizing the establishment of Separate Account D. (1)

 (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

 (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2            None

3(a)(i) Distribution Agreement dated October 3, 1991, between American General Securities Incorporated and American General Life Insurance Company. (2)

    (ii) Master Marketing and Distribution Agreement by and among American General Life Insurance Company, American General Securities Incorporated, and Van Kampen American Capital Distributors, Inc.
             (14)

    (iii) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company, effective October 15, 1998. (18)

    (iv) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (21)

 (b)(i) Specimen Form of Selling Group and General Agent Agreement utilizing American Capital Marketing, Inc. as distributor. (4)

    (ii) Specimen Form of Selling Group and General Agent Agreement utilizing American General Securities Incorporated as distributor.
             (4)

    (iii) Concession Schedule A, attached to and forming a part of each form of Selling Group Agreement. (4)

    (iv) Form of Selling Group Agreement by and among American General Life Insurance Company, American General Securities Incorporated, and Van Kampen American Capital Distributors, Inc. (12)

    (v) Schedules A and B, attached to and forming a part of each form of Selling Group Agreement filed as Exhibit 3(b)(ii) to this Registration Statement. (Filed herewith)

 (c)(i) Fund Participation Agreement, dated March 27, 1992, between American General Life Insurance Company and American Capital Life Investment Trust. (4)

    (ii)(A) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (14)

        (B) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (22)

        (C) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company and American General Securities Incorporated.
             (21)

   (iii)(A) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (14)

        (B) Amendment Number 1 to Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (23)

        (C) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (21)

 (d) Form of Agreement between American General Life Insurance Company and Dealer regarding exchange and allocation transaction requests.
             (4)

4(a) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 91010). (2)

 (b)         Form of Waiver of Surrender Charge Rider.  (2)

 (c)         Form of Qualified Contract Endorsement.  (2)

 (d)(i) Revised pages to Specimen form of Combination Fixed and Variable Annuity Contract. (3)

    (ii) Revised Schedule Page to Specimen form of Combination Fixed and Variable Annuity Contract. (4)

 (e)(i)(A) Specimen form of Individual Retirement Annuity Disclosure Statement available under Contract Form Nos. 93020 and 93021. (9)

       (B) Specimen form of Individual Retirement Annuity Disclosure Statement available under Contract Form Nos. 95020 and 95021. (8)

       (C) Specimen form of Individual Retirement Annuity Disclosure Statement and additional specialized forms available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (10)

       (D) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (10)

    (ii)     Specimen form of Individual Retirement Annuity Endorsement.  (6)

    (iii)    Specimen form of IRA Instruction Form.  (4)

 (f)(i) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 93020). (7)

    (ii) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 93021). (7)

    (iii) Specimen form of pages for Contract Forms 93020 and 93021, filed in the following states: California, Minnesota, North Carolina, North Dakota and Oklahoma. (7)

 (g)(i) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 95020 Rev 896). (12)

    (ii) Specimen form of Combination Fixed and Variable Annuity contract (Form No. 95021 Rev 896). (12)

    (iii) Specimen form of pages for Contract Forms 95020 Rev 896 and 95021 Rev 896, filed in the following states: California, Idaho, Kansas, Massachusetts, Minnesota, North Carolina, North Dakota, Oklahoma, Pennsylvania, South Carolina, Texas, Utah, and West Virginia. (12)

    (iv) Specimen form of Waiver of Surrender Charges Rider for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (12)

5(a)(i)     Specimen form of Application for Contract Form Nos. 93020 and 93021.
            (4)

    (ii) Specimen form of Application for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (13)

    (iii) Specimen form of Application (amended) for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

    (iv) Specimen form of Application, amended October 1, 1998, for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (19)

 (b)(i) Specimen form of Separate Account D Election of Annuity Payment Option/Change Form. (4)

    (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (4)

    (iii)   1035 Exchange Instructions.  (Filed herewith)

    (iv) Qualified and Non-Qualified Funds Transfer Instructions. (Filed herewith)

    (v)     Assignment and Transfer Request.  (Filed herewith)

 (c)(i) Specimen form of Variety Plus Service Request, including telephone transfer authorization. (4)

    (ii) Form of Authorization Limited to Execution of Transaction Requests for Variety Plus Variable Annuity. (4)

    (iii)   Form of Transaction Request Form.  (4)

    (iv) Specimen form of Generations Service Request, including telephone transfer authorization. (13)

    (v)(A) Specimen form of Generations Service Request (amended), including telephone transfer authorization. (14)

    (v)(B) Specimen form of Generations Service Request (revised April 2001) including telephone transfer authorization. (Filed herewith)

    (vi) Specimen form of Annuity Ticket Order under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (13)

    (vii) Specimen form of Annuity Order Ticket (amended) under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14)

    (viii) Specimen form of confirmation of initial purchase payment under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (13)

    (ix) Specimen form of Special Request for Surrender Charge Waiver under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (13)

    (x)     Specimen form of request for Special Dollar Averaging Plans.  (19)

6(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

 (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (4)

7           None

8(a) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division. (16)

 (b)(i) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management, Inc. dated as of December 1, 1998. (19)

    (ii) Form of Administrative Services Agreement Between American General Life Insurance Company and Van Kampen Asset Management, Inc. dated as of January 1, 2000. (20)

 (c)(i) Administrative Services Agreement by and among American General Life Insurance Company, Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd, LLP dated as of January 24, 1997. (19)

    (ii) Form of Administrative Services Agreement by and among American General Life Insurance Company, Morgan Stanley Dean Witter Asset Management Inc. and Miller Anderson & Sherrerd, LLP dated as of February 1, 2000. (20)

9(a)        Opinion and consent of Counsel with respect to contract Form Nos.
            91010, 93020 and 93021.  (4)

 (b)        Opinion and Consent of Counsel with respect to Contract Form Nos.
            95020 Rev 896 and 95021 Rev 896. (14)

10          Consent of Independent Auditors.  (Filed herewith)

11          None

12          None

13(a)(i) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (ii) Computations of non-standardized total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (iii) Computations of non-standardized cumulative total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception. (6)

     (iv) Computations of 30 day yield for the Domestic Income Division, the Government Division, and the Multiple Strategy Division available under Contract Form Nos. 93020 and 93021 for the one month period ended December 31, 1993. (5)

     (v) Computations of seven day yield and effective yield for the Money Market Division available under Contract Form Nos. 93020 and 93021 for the seven day period ended December 31, 1993. (5)

  (b)(i)(A) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception. (17)

        (B) Computations of hypothetical historical standardized average annual total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1995, and since inception. (13)

        (C) Computation of hypothetical historical standardized average annual total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception.
            (14)

        (D) Computations of hypothetical historical average annual total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception. (17)

    (ii)(A) Computations of hypothetical historical non-standardized total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1995, and since inception. (13)

        (B) Computation of hypothetical historical non-standardized total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception. (14)

        (C) Computations of hypothetical historical total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception. (17)

   (iii)(A) Computations of hypothetical historical non-standardized cumulative total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1995, and since inception. (13)

        (B) Computation of hypothetical historical non-standardized cumulative total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception.
            (14)

        (C) Computations of hypothetical historical cumulative total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception. (17)

   (iv) Computations of hypothetical historical 30 day yield for the Domestic Income Division and the Government Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one month period ended December 31, 1995. (13)

   (v) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the seven day period ended December 31, 1995. (13)

14         Financial Data Schedule (See Exhibit 27 below).

15(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Devlin, Rashid, Reddick and Luther. (2)

  (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as a director and officer of American General Life Insurance Company.
           (4)

  (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by James R. Tuerff in his capacity as a director or officer of American General Life Insurance Company. (6)

  (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life Insurance Company. (5)

  (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Kelley, Pulliam, and Young.
           (6)

  (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by George W. Bentham in his capacity as a director or officer of American General Life Insurance Company. (7)

  (g) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Atnip and Newton. (11)

  (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Rodney O. Martin, Jr. and Robert F. Herbert, Jr. (12)

  (i) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Fravel and LaGrasse. (14)

  (j) Power of attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and where applicable, officers of American General Life Insurance Company: Messrs. D'Agostino, Imhoff and Polkinghorn. (15)

16         Amended Statement of Exemptive Relief Relied Upon.  (12)

17 Representation Regarding Reasonableness of Fees and Charges Deducted Under the Contracts, under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (14) Exhibit 17 has been superseded by an undertaking that appears in item 32 hereof. (13)

27 (Inapplicable because, notwithstanding item 24.(b) as to Exhibits, the Commission Staff has advised that no such Schedule is required.)
_____________________________

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

(5) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on March 2, 1994.

(6) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 27, 1995.

(8) Included in Part A of Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on March 14, 1996.

(9) Included in Part A of Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1996.

(10) Included in Part A of this Amendment.

(11) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1996.

(12) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on August 16, 1996. These exhibits (filed in preliminary form) have not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.

(13) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on November 1, 1996.

(14) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998

(16) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(17) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 27, 1998.

(18) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(19) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 20, 1999.

(20) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(21) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(22) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

          NAME AND PRINCIPAL          POSITIONS AND OFFICES
          BUSINESS ADDRESS            WITH THE DEPOSITOR
          -----------------           ------------------

          Rodney O. Martin, Jr.       Director, Chairman and
          2929 Allen Parkway          Chief Executive Officer
          Houston, TX  77019

          Donald W. Britton           Director and President
          2929 Allen Parkway
          Houston, TX  77019

          David A. Fravel             Director and Executive
          2929 Allen Parkway          Vice President
          Houston, TX  77019

          David L. Herzog             Director, Executive Vice President
          2929 Allen Parkway          and Chief Financial Officer
          Houston, TX  77019

          Royce G. Imhoff, II         Director
          2727-A Allen Parkway
          Houston, TX  77019

          John V. LaGrasse            Director, Executive Vice President
          2929 Allen Parkway          and Chief Technology Officer
          Houston, TX  77019

          Thomas M. Zurek             Director, Executive Vice President and
          2929 Allen Parkway          General Counsel
          Houston, TX  77019

          Paul Mistretta              Executive Vice President
          2929 Allen Parkway
          Houston, TX  77019

          Gary D. Reddick             Executive Vice President
          2929 Allen Parkway
          Houston, TX  77019

          Don M. Ward                 Executive Vice President
          2727 Allen Parkway
          Houston, TX  77019

          Wayne A. Barnard            Senior Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Robert M. Beuerlein         Senior Vice President and
          2727-A Allen Parkway        Chief Actuary
          Houston, TX  77019

          David J. Dietz              Senior Vice President-Corporate
          390 Park Avenue             Markets Group
          New York, NY  10022-4684

          William Guterding           Senior Vice President
          390 Park Avenue
          New York, NY  10022-4684

          Robert F. Herbert, Jr.      Senior Vice President,
          2727-A Allen Parkway        Treasurer and Controller
          Houston, TX  77019

          Simon J. Leech              Senior Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Roy V. Washington           Senior Vice President and Chief
          2929 Allen Parkway          Compliance Officer
          Houston, TX 77019

          Michael B. Boesen           Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Richard L. Gravette         Vice President and
          2727-A Allen Parkway        Assistant Treasurer
          Houston, TX  77019

          Farideh Farrokhi            Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Albert J. Gutierrez         Vice President-Investments
          2929 Allen Parkway
          Houston, TX  77019

          Jeanmarie Jacoby            Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          W. Larry Mask               Vice President, Real Estate Investment
          2929 Allen Parkway          Officer and Assistant Secretary
          Houston, TX  77019

          Rembert R. Owen, Jr.        Vice President, Real Estate
          2929 Allen Parkway          Investment Officer and
          Houston, TX  77019          Assistant Secretary

          Dennis H. Roberts           Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Dale W. Sachtleben          Vice President
          #1 Franklin Square
          Springfield, IL  62713-0001

          Richard W. Scott            Vice President and
          2929 Allen Parkway          Chief Investment Officer
          Houston, TX  77019

          T. Clay Spires              Vice President
          2727-A Allen Parkway
          Houston, TX  77019

          Julia S. Tucker             Vice President-Investments
          2929 Allen Parkway
          Houston, TX  77019

          Diane S. Workman            Vice President
          #1 Franklin Square
          Springfield, IL  62713-0001

          Pauletta P. Cohn            Secretary
          2929 Allen Parkway
          Houston, TX  77019

          Timothy M. Donovan          Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                            JURISDICTION OF
                         Name                                INCORPORATION
----------------------------------------------------------  ---------------
AGC Life Insurance Company................................      Missouri
 American General Property Insurance Company/16/..........      Tennessee
   American General Property Insurance Company of Florida.      Florida
 American General Life and Accident Insurance Company/6/..      Tennessee
 American General Life Insurance Company/7/...............      Texas
   American General Annuity Service Corporation...........      Texas
   American General Life Companies........................      Delaware
    American General Life Insurance Company of New York...      New York
     The Winchester Agency Ltd............................      New York
   The Variable Annuity Life Insurance Company............      Texas
     Parkway 1999 Trust/17/...............................      Maryland
     PESCO Plus, Inc/14/..................................      Delaware
     American General Gateway Services, L.L.C./15/........      Delaware
     The Variable Annuity Marketing Company...............      Texas
     American General Financial Advisors, Inc.............      Texas
     American General Retirement Services Company.........      Texas
     VALIC Trust Company..................................      Texas
     American General Assignment Corporation of New York..      New York
 The Franklin Life Insurance Company......................      Illinois
   The American Franklin Life Insurance Company...........      Illinois
   Franklin Financial Services Corporation................      Delaware
 HBC Development Corporation..............................      Virginia
 Templeton American General Life of Bermuda, Ltd/13/......      Bermuda
 Western National Corporation.............................      Delaware
   WNL Holding Corp.......................................      Delaware
     American General Annuity Insurance Company...........      Texas
     American General Assignment Corporation..............      Texas
     American General Distributors, Inc...................      Delaware
     A.G. Investment Advisory Services, Inc...............      Delaware
     American General Financial Institution Group, Inc....      Delaware
     WNL Insurance Services, Inc..........................      Delaware
American General Asset Management Corp....................      Delaware
American General International, Inc.......................      Delaware
American General Enterprise Services, Inc.................      Delaware
American General Corporation*.............................      Delaware
American General Delaware Management Corporation/1/.......      Delaware
American General Finance, Inc.............................      Indiana
 HSA Residential Mortgage Services of Texas, Inc..........      Delaware

 AGF Investment Corp......................................      Indiana
 American General Auto Finance, Inc.......................      Delaware
 American General Finance Corporation/8/..................      Indiana
   American General Finance Group, Inc....................      Delaware
     American General Financial Services, Inc./9/.........      Delaware
       The National Life and Accident Insurance Company...      Texas
   Merit Life Insurance Co................................      Indiana
   Yosemite Insurance Company.............................      Indiana
 American General Finance, Inc............................      Alabama
 A.G. Financial Service Center, Inc.......................      Utah
 American General Bank, FSB...............................      Utah
 American General Financial Center, Inc.*.................      Indiana
 American General Financial Center, Incorporated*.........      Indiana
 American General Financial Center Thrift Company*........      California
 Thrift, Incorporated*....................................      Indiana
American General Funds Distributors, Inc..................      Delaware
American General Investment Advisory Services, Inc.*......      Texas
American General Investment Holding Corporation/10/.......      Delaware
 American General Investment Management, L.P./10/.........      Delaware
American General Investment Management Corporation/10/....      Delaware
American General Realty Investment Corporation............      Texas
 AGLL Corporation/11/.....................................      Delaware
 American General Land Holding Company....................      Delaware
   AG Land Associates, LLC/11/............................      California
 GDI Holding, Inc.*/12/...................................      California
 Pebble Creek Service Corporation.........................      Florida
 SR/HP/CM Corporation.....................................      Texas
Green Hills Corporation...................................      Delaware
Knickerbocker Corporation.................................      Texas
 2929 Allen Parkway Venture, L.P./19/.....................      Texas
   American General International Investment, Inc.........      Delaware
 American Athletic Club, Inc..............................      Texas
Pavilions Corporation.....................................      Delaware
USLIFE Corporation........................................      Delaware
 All American Life Insurance Company......................      Illinois
 American General Assurance Company.......................      Illinois
   American General Indemnity Company.....................      Nebraska
   USLIFE Credit Life Insurance Company of Arizona........      Arizona
 American General Life Insurance Company of Pennsylvania..      Pennsylvania
 I.C. Cal*................................................      California
 North Central Administrators, Inc........................      Minnesota
 North Central Life Insurance Company.....................      Minnesota
   North Central Caribbean Life, Ltd......................      Nevis
 The Old Line Life Insurance Company of America...........      Wisconsin
 The United States Life Insurance Company in the City of
   New York...............................................      New York
 American General Bancassurance Services, Inc.............      Illinois
   USMRP, Ltd.............................................      Turks & Caicos
     The Huntington National Life Insurance Company/18/...      Arizona

 USLIFE Realty Corporation................................      Texas
     USLIFE Real Estate Services Corporation..............      Texas
 USLIFE Systems Corporation...............................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC:

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a then 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V. ("GNPP"), a new holding company formed by GNP, one of Mexico's largest financial services companies. On March 8, 2001, American General International Investments, Inc. ("AGIII") and GNP purchased newly issued shares of GNPP, such that as of March 8, 2001, AGC held a 28% interest, AGIII held a 12% interest and GNP held a 60% interest in GNPP.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

     American General Insurance Agency, Inc. (Missouri)
     American General Insurance Agency of Hawaii, Inc. (Hawaii)
     American General Insurance Agency of Nevada, Inc. (Nevada)
     American General Insurance Agency of Georgia, Inc. (Georgia)
     American General Insurance Agency of Alabama, Inc. (Alabama)
     American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

     American General Insurance Agency of Ohio, Inc. (Ohio)
     American General Insurance Agency of Texas, Inc. (Texas)
     American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL.  AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

/18/ On November 17, 2000, USMRP acquired 29,000 shares of The Huntington National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

/19/ 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:


                                                                                    STATE/JUR.
ABB.                                        COMPANY                                OF DOMICILE
-------------   ----------------------------------------------------------------   -----------

AAL             All American Life Insurance Company.............................   IL
AAth            American Athletic Club, Inc.....................................   TX
AFLI            The American Franklin Life Insurance Company....................   IL
AGAIC           American General Annuity Insurance Company......................   TX
AGAMC           American General Asset Management Corp..........................   DE
ASGN-NY         American General Assignment Corporation of New York.............   NY
AGAC            American General Assurance Company..............................   IL
AGAS            American General Annuity Service Corporation....................   TX
AGBS            American General Distributors, Inc..............................   DE
AGB             American General Bank, FSB......................................   UT
AGC             American General Corporation....................................   TX
AGCL            AGC Life Insurance Company......................................   MO
AGDMC           American General Delaware Management Corporation................   DE
AGES            American General Enterprise Services, Inc.......................   DE
AGF             American General Finance, Inc...................................   IN
AGFC            American General Finance Corporation............................   IN
AGFCI           American General Financial Center, Incorporated.................   IN
AGFCT           American General Financial Center Thrift Company................   CA
AGFG            American General Finance Group, Inc.............................   DE
AGFDI           American General Funds Distributors, Inc........................   DE
AGF Inv         AGF Investment Corp.............................................   IN
AGFn            A.G. Financial Service Center, Inc..............................   UT
AGFnC           American General Financial Center, Inc..........................   IN
AGFS            American General Financial Services, Inc........................   DE
AGFA            American General Financial Advisors, Inc........................   TX
AGFIG           American General Financial Institutions Group, Inc..............   DE
AGGS            American General Gateway Services, L.L.C........................   DE
AGIA            American General Insurance Agency, Inc..........................   MO
AGIAH           American General Insurance Agency of Hawaii, Inc................   HI
AGIAM           American General Insurance Agency of Massachusetts, Inc.........   MA
AGIAO           American General Insurance Agency of Ohio, Inc..................   OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc..............   OK
AGIAS           A.G. Investment Advisory Services, Inc..........................   DE
AGIAT           American General Insurance Agency of Texas, Inc.................   TX


AGII            American General International, Inc.............................   DE
AGIII           American General International Investment, Inc..................   DE
AGIHC           American General Investment Holding Corporation.................   DE
AGIM            American General Investment Management, L.P.....................   DE
AGIMC           American General Investment Management Corporation..............   DE
AGIND           American General Indemnity Company..............................   NE
AGL             American General Life Insurance Company.........................   TX
AGLC            American General Life Companies ................................   DE
AGLA            American General Life and Accident Insurance Company............   TN
AGLH            American General Land Holding Company...........................   DE
AGLL            AGLL Corporation................................................   DE
AGNY            American General Life Insurance Company of New York.............   NY
AGPA            American General Life Insurance Company of Pennsylvania.........   PA
AGPIC           American General Property Insurance Company.....................   TN
AGRI            American General Realty Investment Corporation..................   TX
AGRSC           American General Retirement Services Company....................   TX
AGSI            American General Securities Incorporated........................   TX
AGX             American General Exchange, Inc..................................   TN
ASGN            American General Assignment Corporation.........................   TX
FFSC            Franklin Financial Services Corporation.........................   DE
FL              The Franklin Life Insurance Company.............................   IL
GHC             Green Hills Corporation.........................................   DE
HBDC            HBC Development Corporation.....................................   VA
KC              Knickerbocker Corporation.......................................   TX
ML              Merit Life Insurance Co.........................................   IN
NLA             The National Life and Accident Insurance Company................   TX
NCA             North Central Administrators, Inc...............................   MN
NCL             North Central Life Insurance Company............................   MN
NCCL            North Central Caribbean Life, Ltd...............................   T&C
OLL             The Old Line Life Insurance Company of America..................   WI
PKWY            Parkway 1999 Trust..............................................   MD
PAV             Pavilions Corporation...........................................   DE
PCSC            Pebble Creek Service Corporation................................   FL
PIFLA           American General Property Insurance Company of Florida..........   FL
PPI             PESCO Plus, Inc.................................................   DE
RMST            HSA Residential Mortgage Services of Texas, Inc.................   DE
SRHP            SR/HP/CM Corporation............................................   TX
TAG Life        Templeton American General Life of Bermuda, Ltd.................   BA
TI              Thrift, Incorporated............................................   IN
UAS             American General Bancassurance Services, Inc....................   IL
UC              USLIFE Corporation..............................................   DE
UCLA            USLIFE Credit Life Insurance Company of Arizona.................   AZ
URC             USLIFE Realty Corporation.......................................   TX
URSC            USLIFE Real Estate Service Corporation..........................   TX
USC             USLIFE Systems Corporation......................................   DE
USL             The United States Life Insurance Company in the City of New York   NY
USMRP           USMRP, Ltd......................................................   T&C
HNLIC           The Huntington National Life Insurance Company..................   AZ
VALIC           The Variable Annuity Life Insurance Company.....................   TX
VAMCO           The Variable Annuity Marketing Company..........................   TX
VTC             VALIC Trust Company.............................................   TX
WA              The Winchester Agency Ltd.......................................   NY
WIS             WNL Insurance Services, Inc.....................................   DE
WNC             Western National Corporation....................................   DE
WNLH            WNL Holding Corp................................................   DE
YIC             Yosemite Insurance Company......................................   IN

ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of February 28, 2001, there were 4,036 owners of Contracts, of which 973 were qualified Contracts and 3,063 were non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account VL-R.

    (b) The directors and principal officers of the principal underwriter are:

                                      POSITION AND OFFICES
                                      WITH UNDERWRITER,
         NAME AND PRINCIPAL           AMERICAN GENERAL
         BUSINESS ADDRESS             DISTRIBUTORS, INC.
         ----------------             ------------------

         Robert P. Condon             Director, Chairman,
         2929 Allen Parkway           Chief Executive Officer and President
         Houston, TX  77019

         Mary L. Cavanaugh            Director and Assistant Secretary
         2929 Allen Parkway
         Houston, TX  77019

         David H. den Boer            Director, Vice President, Chief
         2929 Allen Parkway           Compliance Officer and Secretary
         Houston, TX 77019

         Jennifer D. Cobbs            Executive Vice President
         2929 Allen Parkway
         Houston, TX  77019

         John Reiner                  Chief Financial Officer and Treasurer
         2929 Allen Parkway
         Houston, TX  77019

         Robyn Galerston              Assistant Vice President-Sales Literature
         2919 Allen Parkway           Review
         Houston, TX  77019

         D. Lynne Walters             Tax Officer
         2929 Allen Parkway
         Houston, TX  77019

         Pauletta P. Cohn             Assistant Secretary
         2929 Allen Parkway
         Houston, Texas  77019

         Lauren W. Jones              Assistant Secretary
         2929 Allen Parkway
         Houston, Texas  77019

         Daniel R. Cricks             Assistant Tax Officer
         2929 Allen Parkway
         Houston, TX  77019

         James D. Bonsall             Assistant Treasurer
         2929 Allen Parkway
         Houston, TX  77019

     (c) American General Distributors, Inc. is the principal underwriter for Separate Account D. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account D or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

Item 30.  Location of Records

    All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2001.


                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT D
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)



                         BY:  /s/  ROBERT F. HERBERT, JR.
                              ---------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                 Controller


[SEAL]



ATTEST:  /s/  LAUREN W. JONES
         --------------------
              Lauren W. Jones
              Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                        Title                          Date
---------                        -----                          ----



/s/  RODNEY O. MARTIN, JR.       Director, Chairman and         April 25, 2001
--------------------------       Chief Executive Officer
Rodney O. Martin, Jr.



/s/  DONALD W. BRITTON           Director and President         April 25, 2001
----------------------
Donald W. Britton



/s/  DAVID L. HERZOG             Director, Executive Vice       April 25, 2001
--------------------             President and Chief
David L. Herzog                  Financial Officer




/s/  DAVID A. FRAVEL             Director                       April 25, 2001
--------------------
David A. Fravel



/s/  ROYCE G. IMHOFF, II         Director                       April 25, 2001
------------------------
Royce G. Imhoff, II



/s/  JOHN V. LAGRASSE            Director                       April 25, 2001
---------------------
John V. LaGrasse



/s/  THOMAS M. ZUREK             Director                       April 25, 2001
--------------------
Thomas M. Zurek

                                 EXHIBIT INDEX
                                 -------------


5(b)(iii)    1035 Exchange Instructions.

5(b)(iv)     Qualified and Non-Qualified Funds Transfer Instructions.

5(b)(v)      Assignment and Transfer Request.

5(c)(v)(B)   Specimen form of Generations Service Request (revised April
             2001) including telephone transfer authorization.

10           Consent of Independent Auditors








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